PACIFIC SELECT FUND

Schedule of Investments	A-1

Financial Statements:

Statements of Assets and Liabilities	B-1

Statements of Operations	B-9

Statements of Changes in Net Assets	B-17

Statements of Cash Flows	B-25

Financial Highlights	B-26

Notes to Financial Statements	C-1

Disclosure of Fund Expensess	D-1

Approval of Investment Advisory Agreement	D-5

Special Meetings of Shareholders	D-7

Where to Go for More Information	D-16

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

Schedule of Investments	E-1

Financial Statements:

Statements of Assets and Liabilities	F-1

Statements of Operations	F-7

Statements of Changes in Net Assets	F-13

Financial Highlights	F-30

Notes to Financial Statements	G-1

The 2016 Semi-Annual Report for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

JUNE 30, 2016 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund
Core Income	Core Income Class I *	1,527	$14,739	$15,590
Diversified Bond	Diversified Bond Class I *	311,556	2,561,045	2,911,052
Floating Rate Income	Floating Rate Income Class I *	56,997	573,790	609,287
Floating Rate Loan	Floating Rate Loan Class I *	224,007	1,295,106	1,428,220
High Yield Bond	High Yield Bond Class I *	2,798,889	14,089,347	19,395,682
Inflation Managed	Inflation Managed Class I *	1,758,204	17,717,019	18,087,086
Inflation Strategy	Inflation Strategy Class I *	17,851	177,095	180,801
Managed Bond	Managed Bond Class I *	3,871,496	40,050,794	47,872,863
Short Duration Bond	Short Duration Bond Class I *	422,752	3,800,196	4,106,255
Emerging Markets Debt	Emerging Markets Debt Class I *	16,950	162,888	180,456
Comstock	Comstock Class I *	359,273	2,093,645	4,099,361
Dividend Growth	Dividend Growth Class I *	552,197	4,464,183	8,903,887
Equity Index	Equity Index Class I *	1,165,865	20,303,428	56,069,141
Focused Growth	Focused Growth Class I *	228,395	1,307,630	4,523,320
Growth	Growth Class I *	2,812,301	36,620,612	59,015,715
Large-Cap Growth	Large-Cap Growth Class I *	460,317	1,705,939	3,603,501
Large-Cap Value	Large-Cap Value Class I *	723,505	5,968,322	12,816,978
Long/Short Large-Cap	Long/Short Large-Cap Class I *	142,172	918,679	1,495,258
Main Street® Core	Main Street Core Class I *	2,185,795	34,293,204	67,638,753
Mid-Cap Equity	Mid-Cap Equity Class I *	825,314	7,555,129	12,447,167
Mid-Cap Growth	Mid-Cap Growth Class I *	634,666	2,857,382	6,308,066
Mid-Cap Value	Mid-Cap Value Class I *	111,462	1,158,618	1,597,399
Small-Cap Equity	Small-Cap Equity Class I *	72,199	663,263	1,162,104
Small-Cap Growth	Small-Cap Growth Class I *	538,312	3,565,548	5,902,470
Small-Cap Index	Small-Cap Index Class I *	532,406	4,121,889	9,250,027
Small-Cap Value	Small-Cap Value Class I *	329,375	2,953,311	5,232,780
Value Advantage	Value Advantage Class I *	6,664	78,241	87,128
Emerging Markets	Emerging Markets Class I *	842,216	4,841,341	11,295,111
International Large-Cap	International Large-Cap Class I *	1,153,823	5,623,186	8,359,375
International Small-Cap	International Small-Cap Class I *	94,527	464,771	787,773
International Value	International Value Class I *	2,409,765	22,267,136	23,054,147
Health Sciences	Health Sciences Class I *	293,798	2,099,558	8,718,065
Real Estate	Real Estate Class I *	371,149	3,494,622	9,009,229
Technology	Technology Class I *	242,914	747,366	1,205,833
Absolute Return	Absolute Return Class I *	2,541	24,202	23,800
Currency Strategies	Currency Strategies Class I *	2,811	28,503	32,008
Equity Long/Short	Equity Long/Short Class I *	38,133	429,976	445,751
Global Absolute Return	Global Absolute Return Class I *	4,441	43,498	48,677
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	113,851	1,405,420	1,577,921
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	252,164	3,170,802	4,142,715
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	215,657	2,737,409	3,752,110
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	2,911,152	28,622,150	34,015,630
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	3,504,829	34,103,374	42,375,599
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	11,845,049	113,477,249	147,820,895
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	7,683,392	72,752,729	98,416,782
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	3,213,466	30,026,157	41,238,632
PSF DFA Balanced Allocation	PSF DFA Balanced Allocation Class D *	8,148	82,130	82,145

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Balanced-Risk Allocation Series II *	117,710	1,247,722	1,306,580
Invesco V.I. Equity and Income Series II	Invesco V.I. Equity and Income Series II *	12,078	206,324	198,679
Invesco V.I. Global Real Estate Series II	Invesco V.I. Global Real Estate Series II *	1,934	30,824	32,797

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	96,753	1,727,583	1,854,761

	American Funds Insurance Series®
American Funds IS Asset Allocation FundSM Class 4	American Funds IS Asset Allocation Fund Class 4	543,653	11,398,726	11,275,373
American Funds IS Blue Chip Income and Growth FundSM Class 4	American Funds IS Blue Chip Income and Growth Fund Class 4	100,127	1,307,287	1,261,597
American Funds IS Bond FundSM Class 4	American Funds IS Bond Fund Class 4	9,070	99,732	100,491

See Notes to Financial Statements	E-1	See explanation of symbol on E-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

American Funds IS Capital Income Builder® Class 4	American Funds IS Capital Income Builder Fund Class 4	9,641	$90,907	$93,901
American Funds IS Global Balanced FundSM Class 4	American Funds IS Global Balanced Fund Class 4 *	13,590	147,116	150,030
American Funds IS Global Bond FundSM Class 4	American Funds IS Global Bond Fund Class 4	11,590	133,531	135,833
American Funds IS Global Growth and Income FundSM Class 4	American Funds IS Global Growth and Income Fund Class 4	1,962	23,229	24,368
American Funds IS Global Growth FundSM Class 4	American Funds IS Global Growth Fund Class 4	10,663	264,404	245,147
American Funds IS Global Small Capitalization FundSM Class 4	American Funds IS Global Small Capitalization Fund Class 4	61	1,245	1,139
American Funds IS Growth FundSM Class 4	American Funds IS Growth Fund Class 4	97,603	6,565,661	6,008,411
American Funds IS Growth-Income FundSM Class 4	American Funds IS Growth-Income Fund Class 4	184,766	8,393,246	7,555,095
American Funds IS High-Income Bond FundSM Class 4	American Funds IS High-Income Bond Fund Class 4	15,621	158,765	163,238
American Funds IS International FundSM Class 4	American Funds IS International Fund Class 4	7,255	135,487	116,733
American Funds IS International Growth and Income FundSM Class 4	American Funds IS International Growth and Income Fund Class 4	30,645	495,446	449,862
American Funds IS Managed Risk Asset Allocation FundSM Class P2	American Funds IS Managed Risk Asset Allocation Fund Class P2	10	119	118
American Funds IS New World Fund® Class 4	American Funds IS New World Fund Class 4	13,139	259,853	250,692
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	38,930	476,411	483,511

	BlackRock® Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III *	991,112	11,412,037	12,934,017
BlackRock iShares® Alternative Strategies V.I. Class I	BlackRock iShares Alternative Strategies V.I. Class I *	7,404	76,036	80,257
BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I *	431	4,356	4,248
BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I *	7,957	79,054	81,873

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	56,022	1,642,797	1,707,551
Fidelity VIP FundsManager® 60% Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	9,253	100,042	100,577
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	9,645,820	9,645,820	9,645,820
Fidelity VIP Strategic Income Service Class 2	Fidelity VIP Strategic Income Service Class 2 *	22,098	242,899	246,169

	First Trust Variable Insurance Trust
First Trust/Dow Jones Dividend & Income Allocation Class I	First Trust/Dow Jones Dividend & Income Allocation Class I	30,488	366,143	378,047

	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation VIP Class 4	Franklin Founding Funds Allocation VIP Class 4	253,531	1,460,569	1,653,022
Franklin Income VIP Class 2	Franklin Income VIP Class 2	3,664	50,147	52,217
Frankin Mutual Global Discovery VIP Class 2	Frankin Mutual Global Discovery VIP Class 2 *	50,586	1,052,998	974,799
Frankin Rising Dividends VIP Class 2	Frankin Rising Dividends VIP Class 2	99,795	2,494,257	2,353,160
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	46,349	814,695	717,942

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3 *	35,166	528,259	636,853

	Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Ivy Funds VIP Asset Strategy	2,401	20,562	19,292
Ivy Funds VIP Energy	Ivy Funds VIP Energy	16,146	85,962	94,276

	Janus Aspen Series
Janus Aspen Series Balanced Service Shares	Janus Aspen Series Balanced Service Shares	87,654	2,696,027	2,685,728
Janus Aspen Series Flexible Bond Service Shares	Janus Aspen Series Flexible Bond Service Shares	7,458	94,635	97,253

	JPMorgan Insurance Trust
JPMorgan Insurance Trust Global Allocation Class 2	JPMorgan Insurance Trust Global Allocation Class 2 *	1,209	18,363	17,776
JPMorgan Insurance Trust Income Builder Class 2	JPMorgan Insurance Trust Income Builder Class 2 *	4,265	43,075	42,520

	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	185	4,515	4,528

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC *	47,235	520,736	557,379
Lord Abbett International Core Equity Class VC	Lord Abbett International Core Equity Class VC *	5,668	94,788	82,124
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC *	47,435	787,711	813,977

	MFS® Variable Insurance Trust
MFS Total Return Series - Service Class	MFS Total Return Series - Service Class *	25,811	537,549	605,270
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class *	27,667	762,320	800,972

See Notes to Financial Statements	E-2	See explanation of symbol on E-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2016 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Absolute Return Multi-Manager Class S	Neuberger Berman AMT Absolute Return Multi-Manager Class S *	528	$4,786	$4,876

	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares	564	19,566	17,940
Oppenheimer International Growth Fund/VA Service Shares	Oppenheimer International Growth Fund/VA Service Shares	6,738	15,611	14,554

	PIMCO Variable Insurance Trust
PIMCO All Asset All Authority - Advisor Class	PIMCO All Asset All Authority - Advisor Class	16,227	132,608	134,356
PIMCO CommodityRealReturn® Strategy - Advisor Class	PIMCO CommodityRealReturn Strategy - Advisor Class	78,004	604,793	629,495

	VanEck VIP Trust
VanEck VIP Global Hard Assets Class S	VanEck VIP Global Hard Assets Class S	22,357	443,559	466,372

* The variable account did not receive dividend or capital gain distributions from its underlying portfolio/fund during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements	E-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2016 (Unaudited)

	Variable Accounts
	Core Income	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed

ASSETS
Investments in mutual funds, at value	$15,590	$2,911,052	$609,287	$1,428,220	$19,395,682	$18,087,086

Receivables:
Investments sold	1	114,506	21	756	53,977	26,773

Total Assets	15,591	3,025,558	609,308	1,428,976	19,449,659	18,113,859

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	2	114,468	72	708	53,751	26,659

Total Liabilities	2	114,468	72	708	53,751	26,659

NET ASSETS	$15,589	$2,911,090	$609,236	$1,428,268	$19,395,908	$18,087,200

Units Outstanding	1,540	208,198	59,316	143,392	444,179	483,667

Accumulation Unit Value	$10.12	$13.98	$10.27	$9.96	$43.67	$37.40

Cost of Investments	$14,739	$2,561,045	$573,790	$1,295,106	$14,089,347	$17,717,019

	Inflation Strategy	Managed Bond	Short Duration Bond	Emerging Markets Debt	Comstock	Dividend Growth

ASSETS
Investments in mutual funds, at value	$180,801	$47,872,863	$4,106,255	$180,456	$4,099,361	$8,903,887

Receivables:
Due from Pacific Life Insurance Company	20	-	211	-	1,015	19,763

Investments sold	7	93,989	-	6	-	-

Total Assets	180,828	47,966,852	4,106,466	180,462	4,100,376	8,923,650

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	93,738	-	18	-	-

Investments purchased	-	-	199	-	945	19,696

Total Liabilities	-	93,738	199	18	945	19,696

NET ASSETS	$180,828	$47,873,114	$4,106,267	$180,444	$4,099,431	$8,903,954

Units Outstanding	18,068	1,129,849	374,178	17,465	265,324	455,446

Accumulation Unit Value	$10.01	$42.37	$10.97	$10.33	$15.45	$19.55

Cost of Investments	$177,095	$40,050,794	$3,800,196	$162,888	$2,093,645	$4,464,183

	Equity Index	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap

ASSETS
Investments in mutual funds, at value	$56,069,141	$4,523,320	$59,015,715	$3,603,501	$12,816,978	$1,495,258

Receivables:
Due from Pacific Life Insurance Company	-	5,800	-	21,897	298	967

Investments sold	45,614	-	17,052	-	-	-

Total Assets	56,114,755	4,529,120	59,032,767	3,625,398	12,817,276	1,496,225

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	45,193	-	16,640	-	-	-

Investments purchased	-	5,754	-	21,897	163	890

Total Liabilities	45,193	5,754	16,640	21,897	163	890

NET ASSETS	$56,069,562	$4,523,366	$59,016,127	$3,603,501	$12,817,113	$1,495,335

Units Outstanding	869,165	229,284	989,137	318,227	570,178	102,353

Accumulation Unit Value	$64.51	$19.73	$59.66	$11.32	$22.48	$14.61

Cost of Investments	$20,303,428	$1,307,630	$36,620,612	$1,705,939	$5,968,322	$918,679

See Notes to Financial Statements	F-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2016 (Unaudited)

	Variable Accounts
	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth

ASSETS
Investments in mutual funds, at value	$67,638,753	$12,447,167	$6,308,066	$1,597,399	$1,162,104	$5,902,470

Receivables:
Due from Pacific Life Insurance Company	-	1,211	699	-	-	-

Investments sold	36,548	-	-	278	4,389	235

Total Assets	67,675,301	12,448,378	6,308,765	1,597,677	1,166,493	5,902,705

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	36,138	-	-	252	4,372	142

Investments purchased	-	1,157	634	-	-	-

Total Liabilities	36,138	1,157	634	252	4,372	142

NET ASSETS	$67,639,163	$12,447,221	$6,308,131	$1,597,425	$1,162,121	$5,902,563

Units Outstanding	1,199,601	379,324	470,966	68,739	51,524	403,180

Accumulation Unit Value	$56.38	$32.81	$13.39	$23.24	$22.55	$14.64

Cost of Investments	$34,293,204	$7,555,129	$2,857,382	$1,158,618	$663,263	$3,565,548

	Small-Cap Index	Small-Cap Value	Value Advantage	Emerging Markets	International Large-Cap	International Small-Cap

ASSETS
Investments in mutual funds, at value	$9,250,027	$5,232,780	$87,128	$11,295,111	$8,359,375	$787,773

Receivables:
Due from Pacific Life Insurance Company	1,279	-	238	-	23,775	2,890

Investments sold	-	1,196	-	5,734	-	-

Total Assets	9,251,306	5,233,976	87,366	11,300,845	8,383,150	790,663

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	1,130	-	5,646	-	-

Investments purchased	1,214	-	205	-	23,703	2,865

Total Liabilities	1,214	1,130	205	5,646	23,703	2,865

NET ASSETS	$9,250,092	$5,232,846	$87,161	$11,295,199	$8,359,447	$787,798

Units Outstanding	367,320	153,011	6,935	401,140	710,515	71,394

Accumulation Unit Value	$25.18	$34.20	$12.57	$28.16	$11.77	$11.03

Cost of Investments	$4,121,889	$2,953,311	$78,241	$4,841,341	$5,623,186	$464,771

	International Value	Health Sciences	Real Estate	Technology	Absolute Return	Currency Strategies

ASSETS
Investments in mutual funds, at value	$23,054,147	$8,718,065	$9,009,229	$1,205,833	$23,800	$32,008

Receivables:
Due from Pacific Life Insurance Company	93,256	-	-	693	-	-

Investments sold	-	27,912	23,268	-	1	1

Total Assets	23,147,403	8,745,977	9,032,497	1,206,526	23,801	32,009

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	27,698	23,303	-	6	6

Investments purchased	93,140	-	-	682	-	-

Total Liabilities	93,140	27,698	23,303	682	6	6

NET ASSETS	$23,054,263	$8,718,279	$9,009,194	$1,205,844	$23,795	$32,003

Units Outstanding	1,533,440	228,448	160,888	176,881	2,574	2,945

Accumulation Unit Value	$15.03	$38.16	$56.00	$6.82	$9.25	$10.87

Cost of Investments	$22,267,136	$2,099,558	$3,494,622	$747,366	$24,202	$28,503

See Notes to Financial Statements	F-2

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2016 (Unaudited)

	Variable Accounts
	Equity Long/Short	Global Absolute Return	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative

ASSETS
Investments in mutual funds, at value	$445,751	$48,677	$1,577,921	$4,142,715	$3,752,110	$34,015,630

Receivables:
Due from Pacific Life Insurance Company	-	7	-	-	-	-

Investments sold	21	3	54	276	143	1,711

Total Assets	445,772	48,687	1,577,975	4,142,991	3,752,253	34,017,341

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	39	-	136	288	160	1,496

Total Liabilities	39	-	136	288	160	1,496

NET ASSETS	$445,733	$48,687	$1,577,839	$4,142,703	$3,752,093	$34,015,845

Units Outstanding	38,562	4,655	102,386	244,510	202,468	3,001,649

Accumulation Unit Value	$11.56	$10.46	$15.41	$16.94	$18.53	$11.33

Cost of Investments	$429,976	$43,498	$1,405,420	$3,170,802	$2,737,409	$28,622,150

	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	PSF DFA Balanced Allocation	Invesco V.I. Balanced-Risk Allocation Series II

ASSETS
Investments in mutual funds, at value	$42,375,599	$147,820,895	$98,416,782	$41,238,632	$82,145	$1,306,580

Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	73,285	-

Investments sold	5,731	368,696	267,378	1,451	-	307

Total Assets	42,381,330	148,189,591	98,684,160	41,240,083	155,430	1,306,887

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	5,236	368,680	266,722	1,168	-	280

Investments purchased	-	-	-	-	73,286	-

Total Liabilities	5,236	368,680	266,722	1,168	73,286	280

NET ASSETS	$42,376,094	$147,820,911	$98,417,438	$41,238,915	$82,144	$1,306,607

Units Outstanding	3,626,734	12,297,817	8,013,150	3,364,488	8,190	74,311

Accumulation Unit Value	$11.68	$12.02	$12.28	$12.26	$10.03	$17.58

Cost of Investments	$34,103,374	$113,477,249	$72,752,729	$30,026,157	$82,130	$1,247,722

	Invesco V.I. Equity and Income Series II	Invesco V.I. Global Real Estate Series II	American Century VP Mid Cap Value Class II	American Funds IS Asset Allocation Fund Class 4	American Funds IS Blue Chip Income and Growth Fund Class 4	American Funds IS Bond Fund Class 4

ASSETS
Investments in mutual funds, at value	$198,679	$32,797	$1,854,761	$11,275,373	$1,261,597	$100,491

Receivables:
Investments sold	11	2	7,548	15,426	45	3

Total Assets	198,690	32,799	1,862,309	11,290,799	1,261,642	100,494

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	23	15	7,575	15,422	91	13

Total Liabilities	23	15	7,575	15,422	91	13

NET ASSETS	$198,667	$32,784	$1,854,734	$11,275,377	$1,261,551	$100,481

Units Outstanding	19,364	3,303	120,324	1,105,339	118,414	9,698

Accumulation Unit Value	$10.26	$9.93	$15.41	$10.20	$10.65	$10.36

Cost of Investments	$206,324	$30,824	$1,727,583	$11,398,726	$1,307,287	$99,732

See Notes to Financial Statements	F-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2016 (Unaudited)

	Variable Accounts
	American Funds IS Capital Income Builder Class 4	American Funds IS Global Balanced Fund Class 4	American Funds IS Global Bond Fund Class 4	American Funds IS Global Growth and Income Fund Class 4	American Funds IS Global Growth Fund Class 4	American Funds IS Global Small Capitalization Fund Class 4

ASSETS
Investments in mutual funds, at value	$93,901	$150,030	$135,833	$24,368	$245,147	$1,139

Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	19,365	1

Investments sold	4	5	5	1	-	-

Total Assets	93,905	150,035	135,838	24,369	264,512	1,140

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	9	20	10	2	-	-

Investments purchased	-	-	-	-	19,421	-

Total Liabilities	9	20	10	2	19,421	-

NET ASSETS	$93,896	$150,015	$135,828	$24,367	$245,091	$1,140

Units Outstanding	9,354	14,893	12,937	2,467	22,743	121

Accumulation Unit Value	$10.04	$10.07	$10.50	$9.88	$10.78	$9.40

Cost of Investments	$90,907	$147,116	$133,531	$23,229	$264,404	$1,245

	American Funds IS Growth Fund Class 4	American Funds IS Growth- Income Fund Class 4	American Funds IS High- Income Bond Fund Class 4	American Funds IS International Fund Class 4	American Funds IS International Growth and Income Fund Class 4	American Funds IS Managed Risk Asset Allocation Fund Class P2

ASSETS
Investments in mutual funds, at value	$6,008,411	$7,555,095	$163,238	$116,733	$449,862	$118

Receivables:
Due from Pacific Life Insurance Company	-	-	-	94	68	-

Investments sold	20,681	793	5	-	-	-

Total Assets	6,029,092	7,555,888	163,243	116,827	449,930	118

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	21,363	1,591	11	-	-	1

Investments purchased	-	-	-	140	109	-

Total Liabilities	21,363	1,591	11	140	109	1

NET ASSETS	$6,007,729	$7,554,297	$163,232	$116,687	$449,821	$117

Units Outstanding	604,537	752,959	15,972	13,227	49,223	11

Accumulation Unit Value	$9.94	$10.03	$10.22	$8.82	$9.14	$10.47

Cost of Investments	$6,565,661	$8,393,246	$158,765	$135,487	$495,446	$119

	American Funds IS New World Fund Class 4	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4	BlackRock Global Allocation V.I. Class III	BlackRock iShares Alternative Strategies V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I

ASSETS
Investments in mutual funds, at value	$250,692	$483,511	$12,934,017	$80,257	$4,248	$81,873

Receivables:
Investments sold	5	21	4,541	3	-	3

Total Assets	250,697	483,532	12,938,558	80,260	4,248	81,876

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	17	48	4,349	6	-	5

Total Liabilities	17	48	4,349	6	-	5

NET ASSETS	$250,680	$483,484	$12,934,209	$80,254	$4,248	$81,871

Units Outstanding	28,066	45,897	1,104,918	7,297	430	7,963

Accumulation Unit Value	$8.93	$10.53	$11.71	$11.00	$9.88	$10.28

Cost of Investments	$259,853	$476,411	$11,412,037	$76,036	$4,356	$79,054

See Notes to Financial Statements	F-4

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2016 (Unaudited)

	Variable Accounts
	Fidelity VIP Contrafund Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	Fidelity VIP Government Money Market Service Class	Fidelity VIP Strategic Income Service Class 2	First Trust/ Dow Jones Dividend & Income Allocation Class I	Franklin Founding Funds Allocation VIP Class 4

ASSETS
Investments in mutual funds, at value	$1,707,551	$100,577	$9,645,820	$246,169	$378,047	$1,653,022

Receivables:
Due from Pacific Life Insurance Company	212	4	6,484	12	-	-

Investments sold	-	-	-	-	86	84

Total Assets	1,707,763	100,581	9,652,304	246,181	378,133	1,653,106

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	109	115

Investments purchased	241	6	6,457	18	-	-

Total Liabilities	241	6	6,457	18	109	115

NET ASSETS	$1,707,522	$100,575	$9,645,847	$246,163	$378,024	$1,652,991

Units Outstanding	123,978	8,068	990,566	23,737	28,846	139,020

Accumulation Unit Value	$13.77	$12.47	$9.74	$10.37	$13.10	$11.89

Cost of Investments	$1,642,797	$100,042	$9,645,820	$242,899	$366,143	$1,460,569

	Franklin Income VIP Class 2	Franklin Mutual Global Discovery VIP Class 2	Franklin Rising Dividends VIP Class 2	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3	Ivy Funds VIP Asset Strategy

ASSETS
Investments in mutual funds, at value	$52,217	$974,799	$2,353,160	$717,942	$636,853	$19,292

Receivables:
Due from Pacific Life Insurance Company	-	62	-	2,078	-	5

Investments sold	2	-	7,522	-	5,715	-

Total Assets	52,219	974,861	2,360,682	720,020	642,568	19,297

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	4	-	7,545	-	5,780	-

Investments purchased	-	82	-	2,125	-	5

Total Liabilities	4	82	7,545	2,125	5,780	5

NET ASSETS	$52,215	$974,779	$2,353,137	$717,895	$636,788	$19,292

Units Outstanding	5,547	80,114	168,154	77,604	37,928	2,270

Accumulation Unit Value	$9.41	$12.17	$13.99	$9.25	$16.79	$8.50

Cost of Investments	$50,147	$1,052,998	$2,494,257	$814,695	$528,259	$20,562

	Ivy Funds VIP Energy	Janus Aspen Series Balanced Service Shares	Janus Aspen Series Flexible Bond Service Shares	JPMorgan Insurance Trust Global Allocation Class 2	JPMorgan Insurance Trust Income Builder Class 2	ClearBridge Variable Aggressive Growth - Class II

ASSETS
Investments in mutual funds, at value	$94,276	$2,685,728	$97,253	$17,776	$42,520	$4,528

Receivables:
Due from Pacific Life Insurance Company	-	1	-	-	-	-

Investments sold	255	86	3	1	2	-

Total Assets	94,531	2,685,815	97,256	17,777	42,522	4,528

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	260	-	22	1	5	1

Total Liabilities	260	-	22	1	5	1

NET ASSETS	$94,271	$2,685,815	$97,234	$17,776	$42,517	$4,527

Units Outstanding	11,720	219,524	9,416	1,869	4,340	489

Accumulation Unit Value	$8.04	$12.23	$10.33	$9.51	$9.80	$9.26

Cost of Investments	$85,962	$2,696,027	$94,635	$18,363	$43,075	$4,515

See Notes to Financial Statements	F-5

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2016 (Unaudited)

	Variable Accounts
	Lord Abbett Bond Debenture Class VC	Lord Abbett International Core Equity Class VC	Lord Abbett Total Return Class VC	MFS Total Return Series - Service Class	MFS Utilities Series - Service Class	Neuberger Berman AMT Absolute Return Multi- Manager Class S

ASSETS
Investments in mutual funds, at value	$557,379	$82,124	$813,977	$605,270	$800,972	$4,876

Receivables:
Investments sold	5,167	5	28	428	34	-

Total Assets	562,546	82,129	814,005	605,698	801,006	4,876

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	5,200	9	64	462	65	-

Total Liabilities	5,200	9	64	462	65	-

NET ASSETS	$557,346	$82,120	$813,941	$605,236	$800,941	$4,876

Units Outstanding	49,654	9,982	77,741	45,070	64,176	510

Accumulation Unit Value	$11.22	$8.23	$10.47	$13.43	$12.48	$9.55

Cost of Investments	$520,736	$94,788	$787,711	$537,549	$762,320	$4,786

	Oppenheimer Global Fund/ VA Service Shares	Oppenheimer International Growth Fund/VA Service Shares	PIMCO All Asset All Authority - Advisor Class	PIMCO Commodity- RealReturn Strategy - Advisor Class	VanEck VIP Global Hard Assets Class S

ASSETS
Investments in mutual funds, at value	$17,940	$14,554	$134,356	$629,495	$466,372

Receivables:
Investments sold	1	-	9	34	26

Total Assets	17,941	14,554	134,365	629,529	466,398

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1	1	19	56	29

Total Liabilities	1	1	19	56	29

NET ASSETS	$17,940	$14,553	$134,346	$629,473	$466,369

Units Outstanding	2,021	1,528	15,206	110,281	65,889

Accumulation Unit Value	$8.88	$9.52	$8.84	$5.71	$7.08

Cost of Investments	$19,566	$15,611	$132,608	$604,793	$443,559

See Notes to Financial Statements	F-6

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2016 (Unaudited)

	Variable Accounts
	Core Income (1)	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed

INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk	670	15,294	5,320	10,572	116,281	111,883

Net Investment Income (Loss)	(670)	(15,294)	(5,320)	(10,572)	(116,281)	(111,883)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	6,601	13,863	5,653	22,880	103,757	(31,357)

Capital gain distributions (2)	-	-	-	-	-	-

Realized Gain (Loss) on Investments	6,601	13,863	5,653	22,880	103,757	(31,357)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	851	138,947	21,383	53,338	1,201,287	1,128,465

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,782	$137,516	$21,716	$65,646	$1,188,763	$985,225

	Inflation Strategy	Managed Bond	Short Duration Bond	Emerging Markets Debt	Comstock	Dividend Growth

INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk	1,615	303,098	24,533	1,200	24,906	50,263

Net Investment Income (Loss)	(1,615)	(303,098)	(24,533)	(1,200)	(24,906)	(50,263)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(3,630)	568,088	548	573	104,494	(1,012)

Capital gain distributions (2)	-	-	-	-	-	-

Realized Gain (Loss) on Investments	(3,630)	568,088	548	573	104,494	(1,012)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	12,071	1,458,600	64,808	25,220	(116,446)	551,193

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,826	$1,723,590	$40,823	$24,593	($36,858)	$499,918

	Equity Index	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap

INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk	351,917	29,132	366,052	25,023	78,593	9,375

Net Investment Income (Loss)	(351,917)	(29,132)	(366,052)	(25,023)	(78,593)	(9,375)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,119,291	53,243	1,244,643	138,649	276,640	22,784

Capital gain distributions (2)	-	-	-	-	-	-

Realized Gain (Loss) on Investments	2,119,291	53,243	1,244,643	138,649	276,640	22,784

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	28,885	(270,634)	(1,482,126)	(403,661)	77,873	(55,607)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,796,259	($246,523)	($603,535)	($290,035)	$275,920	($42,198)

(1) Operations commenced or resumed during 2016 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	F-7

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2016 (Unaudited)

	Variable Accounts
	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth

INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk	408,161	75,569	37,735	7,992	6,914	36,031

Net Investment Income (Loss)	(408,161)	(75,569)	(37,735)	(7,992)	(6,914)	(36,031)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,614,589	357,206	120,547	26,169	35,568	83,640

Capital gain distributions (1)	-	-	-	-	-	-

Realized Gain (Loss) on Investments	1,614,589	357,206	120,547	26,169	35,568	83,640

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,367,539	236,437	(21,528)	11,344	48,741	(639,972)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,573,967	$518,074	$61,284	$29,521	$77,395	($592,363)

	Small-Cap Index	Small-Cap Value	Value Advantage	Emerging Markets	International Large-Cap	International Small-Cap

INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk	57,844	30,694	700	66,410	52,798	5,360

Net Investment Income (Loss)	(57,844)	(30,694)	(700)	(66,410)	(52,798)	(5,360)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	535,111	87,699	(4,264)	169,384	143,773	54,775

Capital gain distributions (1)	-	-	-	-	-	-

Realized Gain (Loss) on Investments	535,111	87,699	(4,264)	169,384	143,773	54,775

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(382,910)	129,643	1,641	165,011	(507,208)	(71,545)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$94,357	$186,648	($3,323)	$267,985	($416,233)	($22,130)

	International Value	Health Sciences	Real Estate	Technology	Absolute Return	Currency Strategies

INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk	148,046	57,665	50,700	8,317	196	378

Net Investment Income (Loss)	(148,046)	(57,665)	(50,700)	(8,317)	(196)	(378)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(92,294)	1,649,094	167,032	118,304	(969)	465

Capital gain distributions (1)	-	-	-	-	-	-

Realized Gain (Loss) on Investments	(92,294)	1,649,094	167,032	118,304	(969)	465

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,702,137)	(2,166,542)	597,513	(293,186)	(276)	1,561

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,942,477)	($575,113)	$713,845	($183,199)	($1,441)	$1,648

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	F-8

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2016 (Unaudited)

	Variable Accounts
	Equity Long/Short	Global Absolute Return	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative

INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk	2,216	567	9,657	24,999	22,506	216,449

Net Investment Income (Loss)	(2,216)	(567)	(9,657)	(24,999)	(22,506)	(216,449)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(757)	2,045	(5,284)	(6,015)	(2,599)	277,713

Capital gain distributions (1)	-	-	-	-	-	-

Realized Gain (Loss) on Investments	(757)	2,045	(5,284)	(6,015)	(2,599)	277,713

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,253	(523)	65,774	144,750	116,579	1,034,981

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($720)	$955	$50,833	$113,736	$91,474	$1,096,245

	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	PSF DFA Balanced Allocation (2)	Invesco V.I. Balanced-Risk Allocation Series II

INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk	271,692	914,701	613,943	257,352	5	7,924

Net Investment Income (Loss)	(271,692)	(914,701)	(613,943)	(257,352)	(5)	(7,924)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,031,598	1,874,742	1,586,809	915,674	-	(17,895)

Capital gain distributions (1)	-	-	-	-	-	-

Realized Gain (Loss) on Investments	1,031,598	1,874,742	1,586,809	915,674	-	(17,895)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	154,820	2,033,466	413,415	(372,795)	15	140,931

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$914,726	$2,993,507	$1,386,281	$285,527	$10	$115,112

	Invesco V.I. Equity and Income Series II	Invesco V.I. Global Real Estate Series II	American Century VP Mid Cap Value Class II	American Funds IS Asset Allocation Fund Class 4	American Funds IS Blue Chip Income and Growth Fund Class 4 (2)	American Funds IS Bond Fund Class 4 (2)

INVESTMENT INCOME
Dividends (1)	$-	$-	$10,797	$26,686	$4,447	$33

EXPENSES
Mortality and expense risk	1,214	174	7,599	67,560	3,635	465

Net Investment Income (Loss)	(1,214)	(174)	3,198	(40,874)	812	(432)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(9,950)	(349)	(20,622)	(57,745)	(1,898)	3,135

Capital gain distributions (1)	-	-	57,769	273,800	98,371	22

Realized Gain (Loss) on Investments	(9,950)	(349)	37,147	216,055	96,473	3,157

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	13,286	2,089	96,995	216,791	(45,690)	759

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,122	$1,566	$137,340	$391,972	$51,595	$3,484

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced or resumed during 2016 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	F-9

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2016 (Unaudited)

	Variable Accounts
	American Funds IS Capital Income Builder Class 4	American Funds IS Global Balanced Fund Class 4 (1)	American Funds IS Global Bond Fund Class 4 (1)	American Funds IS Global Growth and Income Fund Class 4 (1)	American Funds IS Global Growth Fund Class 4	American Funds IS Global Small Capitalization Fund Class 4

INVESTMENT INCOME
Dividends (2)	$1,000	$-	$-	$69	$528	$-

EXPENSES
Mortality and expense risk	462	267	211	95	3,150	8

Net Investment Income (Loss)	538	(267)	(211)	(26)	(2,622)	(8)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2,219)	2	1	4	(161,746)	(659)

Capital gain distributions (2)	-	-	243	-	19,370	215

Realized Gain (Loss) on Investments	(2,219)	2	244	4	(142,376)	(444)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	5,736	2,914	2,302	1,139	32,298	125

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,055	$2,649	$2,335	$1,117	($112,700)	($327)

	American Funds IS Growth Fund Class 4	American Funds IS Growth- Income Fund Class 4	American Funds IS High- Income Bond Fund Class 4 (1)	American Funds IS International Fund Class 4	American Funds IS International Growth and Income Fund Class 4	American Funds IS Managed Risk Asset Allocation Fund Class P2

INVESTMENT INCOME
Dividends (2)	$8,800	$17,594	$1,699	$124	$812	$1

EXPENSES
Mortality and expense risk	37,036	46,315	409	703	2,584	54

Net Investment Income (Loss)	(28,236)	(28,721)	1,290	(579)	(1,772)	(53)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(119,504)	(28,701)	(2)	(2,564)	(9,341)	(120)

Capital gain distributions (2)	539,600	834,418	-	10,034	1,925	4

Realized Gain (Loss) on Investments	420,096	805,717	(2)	7,470	(7,416)	(116)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(466,418)	(600,573)	4,473	(9,771)	11,869	7

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($74,558)	$176,423	$5,761	($2,880)	$2,681	($162)

	American Funds IS New World Fund Class 4	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4	BlackRock Global Allocation V.I. Class III	BlackRock iShares Alternative Strategies V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I

INVESTMENT INCOME
Dividends (2)	$80	$1,085	$-	$-	$-	$-

EXPENSES
Mortality and expense risk	1,636	7,199	84,839	462	26	927

Net Investment Income (Loss)	(1,556)	(6,114)	(84,839)	(462)	(26)	(927)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(13,309)	11,258	(96,186)	(128)	(8)	3,399

Capital gain distributions (2)	-	10,002	-	-	-	-

Realized Gain (Loss) on Investments	(13,309)	21,260	(96,186)	(128)	(8)	3,399

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	21,306	18,977	33,968	7,753	184	5,026

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,441	$34,123	($147,057)	$7,163	$150	$7,498

(1) Operations commenced or resumed during 2016 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	F-10

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2016 (Unaudited)

	Variable Accounts
	Fidelity VIP Contrafund Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	Fidelity VIP Government Money Market Service Class	Fidelity VIP Strategic Income Service Class 2	First Trust/ Dow Jones Dividend & Income Allocation Class I	Franklin Founding Funds Allocation VIP Class 4

INVESTMENT INCOME
Dividends (1)	$-	$22	$3,596	$-	$1,717	$61,196

EXPENSES
Mortality and expense risk	9,109	1,063	67,913	2,206	1,710	10,289

Net Investment Income (Loss)	(9,109)	(1,041)	(64,317)	(2,206)	7	50,907

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(181,936)	(15,997)	-	(6,850)	(962)	(458)

Capital gain distributions (1)	119,468	7,573	-	-	7,590	53,859

Realized Gain (Loss) on Investments	(62,468)	(8,424)	-	(6,850)	6,628	53,401

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(12,649)	8,946	-	24,275	7,472	(83,807)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($84,226)	($519)	($64,317)	$15,219	$14,107	$20,501

	Franklin Income VIP Class 2 (2)	Franklin Mutual Global Discovery VIP Class 2	Franklin Rising Dividends VIP Class 2	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3	Ivy Funds VIP Asset Strategy

INVESTMENT INCOME
Dividends (1)	$2,570	$-	$29,257	$-	$-	$110

EXPENSES
Mortality and expense risk	206	5,890	7,337	4,422	4,450	119

Net Investment Income (Loss)	2,364	(5,890)	21,920	(4,422)	(4,450)	(9)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	8	(26,790)	(6,222)	(13,914)	21,527	(3,139)

Capital gain distributions (1)	-	-	251,633	615	-	-

Realized Gain (Loss) on Investments	8	(26,790)	245,411	(13,299)	21,527	(3,139)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,070	23,246	(145,175)	(1,505)	(3,358)	2,672

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,442	($9,434)	$122,156	($19,226)	$13,719	($476)

	Ivy Funds VIP Energy	Janus Aspen Series Balanced Service Shares	Janus Aspen Series Flexible Bond Service Shares	JPMorgan Insurance Trust Global Allocation Class 2	JPMorgan Insurance Trust Income Builder Class 2	ClearBridge Variable Aggressive Growth - Class II (2)

INVESTMENT INCOME
Dividends (1)	$122	$30,695	$1,264	$-	$-	$1

EXPENSES
Mortality and expense risk	573	16,988	2,850	107	258	15

Net Investment Income (Loss)	(451)	13,707	(1,586)	(107)	(258)	(14)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2,899)	(13,658)	9,636	(8)	(65)	-

Capital gain distributions (1)	-	37,886	-	-	-	-

Realized Gain (Loss) on Investments	(2,899)	24,228	9,636	(8)	(65)	-

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	20,479	(76,413)	3,940	308	1,513	13

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,129	($38,478)	$11,990	$193	$1,190	($1)

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced or resumed during 2016 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	F-11

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2016 (Unaudited)

	Variable Accounts
	Lord Abbett Bond Debenture Class VC	Lord Abbett International Core Equity Class VC	Lord Abbett Total Return Class VC	MFS Total Return Series - Service Class	MFS Utilities Series - Service Class	Neuberger Berman AMT Absolute Return Multi- Manager Class S (1)

INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk	3,812	963	2,861	3,331	3,414	27

Net Investment Income (Loss)	(3,812)	(963)	(2,861)	(3,331)	(3,414)	(27)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(37,146)	(15,945)	(296)	(205)	(13,158)	(6)

Capital gain distributions (2)	-	-	-	-	-	-

Realized Gain (Loss) on Investments	(37,146)	(15,945)	(296)	(205)	(13,158)	(6)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	79,366	6,225	31,285	29,511	99,040	90

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,408	($10,683)	$28,128	$25,975	$82,468	$57

	Oppenheimer Global Fund/VA Service Shares (1)	Oppenheimer International Growth Fund/VA Service Shares (1)	PIMCO All Asset All Authority - Advisor Class	PIMCO Commodity- RealReturn Strategy - Advisor Class	VanEck VIP Global Hard Assets Class S

INVESTMENT INCOME
Dividends (2)	$143	$122	$1,374	$904	$201

EXPENSES
Mortality and expense risk	66	44	549	659	1,266

Net Investment Income (Loss)	77	78	825	245	(1,065)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	-	(1)	(6,618)	(544)	(10,649)

Capital gain distributions (2)	1,268	334	-	-	-

Realized Gain (Loss) on Investments	1,268	333	(6,618)	(544)	(10,649)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,626)	(1,057)	14,130	28,306	35,987

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($281)	($646)	$8,337	$28,007	$24,273

(1) Operations commenced or resumed during 2016 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	F-12

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Core Income (2)		Diversified Bond		Floating Rate Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($670)		($15,294)	($29,560)	($5,320)	($9,542)
Realized gain (loss) on investments	6,601		13,863	(831)	5,653	(139)
Change in net unrealized appreciation (depreciation) on investments	851		138,947	22,550	21,383	3,204
Net Increase (Decrease) in Net Assets Resulting from Operations	6,782		137,516	(7,841)	21,716	(6,477)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-		1,403	66,536	-	1,399
Transfers between variable and fixed accounts, net	14,876		682,624	809,810	(318,735)	431,581
Contract benefits and terminations	(5,984)		(209,105)	(655,426)	(174,924)	(29,899)
Contract charges and deductions	(84)		(2,775)	(5,510)	(716)	(1,189)
Other	(1)		(20)	(87)	14	(34)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	8,807		472,127	215,323	(494,361)	401,858
NET INCREASE (DECREASE) IN NET ASSETS	15,589		609,643	207,482	(472,645)	395,381
NET ASSETS
Beginning of Year or Period	-		2,301,447	2,093,965	1,081,881	686,500
End of Year or Period	$15,589		$2,911,090	$2,301,447	$609,236	$1,081,881
	Floating Rate Loan		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($10,572)	($26,668)	($116,281)	($272,699)	($111,883)	($242,122)
Realized gain (loss) on investments	22,880	16,757	103,757	604,421	(31,357)	(81,684)
Change in net unrealized appreciation (depreciation) on investments	53,338	(29,264)	1,201,287	(1,434,926)	1,128,465	(471,553)
Net Increase (Decrease) in Net Assets Resulting from Operations	65,646	(39,175)	1,188,763	(1,103,204)	985,225	(795,359)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	153	84,154	96,029	150,776	24,580	130,601
Transfers between variable and fixed accounts, net	(142,252)	(201,495)	981,566	(1,567,617)	363,442	(1,385,128)
Contract benefits and terminations	(230,992)	(409,023)	(1,058,934)	(1,959,032)	(589,770)	(1,767,151)
Contract charges and deductions	(2,258)	(4,790)	(20,604)	(42,248)	(15,898)	(33,818)
Other	18	(54)	242	(175)	14	1,156
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(375,331)	(531,208)	(1,701)	(3,418,296)	(217,632)	(3,054,340)
NET INCREASE (DECREASE) IN NET ASSETS	(309,685)	(570,383)	1,187,062	(4,521,500)	767,593	(3,849,699)
NET ASSETS
Beginning of Year or Period	1,737,953	2,308,336	18,208,846	22,730,346	17,319,607	21,169,306
End of Year or Period	$1,428,268	$1,737,953	$19,395,908	$18,208,846	$18,087,200	$17,319,607

(1) Unaudited.

(2) Operations commenced or resumed during 2016 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	F-13

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Inflation Strategy		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,615)	($3,090)	($303,098)	($667,868)	($24,533)	($45,165)
Realized gain (loss) on investments	(3,630)	(5,526)	568,088	914,387	548	62,278
Change in net unrealized appreciation (depreciation) on investments	12,071	(765)	1,458,600	(554,899)	64,808	(48,635)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,826	(9,381)	1,723,590	(308,380)	40,823	(31,522)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	79,127	379,878	40,478	89,138
Transfers between variable and fixed accounts, net	991	(47,493)	(1,204,782)	(1,637,585)	564,037	549,732
Contract benefits and terminations	(41,669)	(258)	(2,567,696)	(5,170,336)	(278,318)	(907,025)
Contract charges and deductions	(195)	(374)	(51,280)	(100,925)	(3,614)	(6,398)
Other	2	(1)	(1,362)	(2,593)	(20)	(46)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(40,871)	(48,126)	(3,745,993)	(6,531,561)	322,563	(274,599)
NET INCREASE (DECREASE) IN NET ASSETS	(34,045)	(57,507)	(2,022,403)	(6,839,941)	363,386	(306,121)
NET ASSETS
Beginning of Year or Period	214,873	272,380	49,895,517	56,735,458	3,742,881	4,049,002
End of Year or Period	$180,828	$214,873	$47,873,114	$49,895,517	$4,106,267	$3,742,881
	Emerging Markets Debt		Comstock		Dividend Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,200)	($2,492)	($24,906)	($60,934)	($50,263)	($103,136)
Realized gain (loss) on investments	573	(14,656)	104,494	476,335	(1,012)	402,260
Change in net unrealized appreciation (depreciation) on investments	25,220	7,876	(116,446)	(766,822)	551,193	(221,343)
Net Increase (Decrease) in Net Assets Resulting from Operations	24,593	(9,272)	(36,858)	(351,421)	499,918	77,781
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	6,265	44,785	6,882	9,659	84,599
Transfers between variable and fixed accounts, net	34,145	(52,251)	60,095	(170,816)	662,722	(241,510)
Contract benefits and terminations	(21,249)	(38,863)	(212,129)	(695,783)	(249,615)	(867,852)
Contract charges and deductions	(152)	(500)	(3,781)	(8,636)	(6,924)	(13,647)
Other	(1)	30	454	75	13	(604)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	12,743	(85,319)	(110,576)	(868,278)	415,855	(1,039,014)
NET INCREASE (DECREASE) IN NET ASSETS	37,336	(94,591)	(147,434)	(1,219,699)	915,773	(961,233)
NET ASSETS
Beginning of Year or Period	143,108	237,699	4,246,865	5,466,564	7,988,181	8,949,414
End of Year or Period	$180,444	$143,108	$4,099,431	$4,246,865	$8,903,954	$7,988,181

(1) Unaudited.

See Notes to Financial Statements	F-14

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Equity Index		Focused Growth		Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($351,917)	($776,861)	($29,132)	($70,978)	($366,052)	($809,984)
Realized gain (loss) on investments	2,119,291	4,786,176	53,243	59,564	1,244,643	1,709,424
Change in net unrealized appreciation (depreciation) on investments	28,885	(4,289,134)	(270,634)	414,455	(1,482,126)	2,976,348
Net Increase (Decrease) in Net Assets Resulting from Operations	1,796,259	(279,819)	(246,523)	403,041	(603,535)	3,875,788
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	233,876	366,865	24,331	47,656	160,880	264,649
Transfers between variable and fixed accounts, net	(616,626)	(1,628,630)	(1,365,886)	1,752,519	(1,839,161)	(4,198)
Contract benefits and terminations	(2,509,079)	(6,769,745)	(168,386)	(393,729)	(2,376,806)	(5,243,994)
Contract charges and deductions	(53,688)	(115,469)	(4,683)	(10,677)	(58,261)	(123,803)
Other	(657)	(1,160)	1,514	75	(180)	(2,414)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,946,174)	(8,148,139)	(1,513,110)	1,395,844	(4,113,528)	(5,109,760)
NET INCREASE (DECREASE) IN NET ASSETS	(1,149,915)	(8,427,958)	(1,759,633)	1,798,885	(4,717,063)	(1,233,972)
NET ASSETS
Beginning of Year or Period	57,219,477	65,647,435	6,282,999	4,484,114	63,733,190	64,967,162
End of Year or Period	$56,069,562	$57,219,477	$4,523,366	$6,282,999	$59,016,127	$63,733,190
	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($25,023)	($60,752)	($78,593)	($178,728)	($9,375)	($26,668)
Realized gain (loss) on investments	138,649	46,487	276,640	1,153,718	22,784	59,719
Change in net unrealized appreciation (depreciation) on investments	(403,661)	183,519	77,873	(1,575,976)	(55,607)	(99,378)
Net Increase (Decrease) in Net Assets Resulting from Operations	(290,035)	169,254	275,920	(600,986)	(42,198)	(66,327)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	23,055	35,118	33,246	195,966	432	1,536
Transfers between variable and fixed accounts, net	(1,276,312)	1,560,194	(114,697)	(607,261)	(30,289)	(1,150,231)
Contract benefits and terminations	(161,912)	(546,110)	(385,843)	(1,587,428)	(70,919)	(135,020)
Contract charges and deductions	(3,650)	(8,960)	(11,404)	(25,128)	(1,886)	(3,923)
Other	142	(115)	5,493	483	1	149
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,418,677)	1,040,127	(473,205)	(2,023,368)	(102,661)	(1,287,489)
NET INCREASE (DECREASE) IN NET ASSETS	(1,708,712)	1,209,381	(197,285)	(2,624,354)	(144,859)	(1,353,816)
NET ASSETS
Beginning of Year or Period	5,312,213	4,102,832	13,014,398	15,638,752	1,640,194	2,994,010
End of Year or Period	$3,603,501	$5,312,213	$12,817,113	$13,014,398	$1,495,335	$1,640,194

(1) Unaudited.

See Notes to Financial Statements	F-15

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Main Street Core		Mid-Cap Equity		Mid-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($408,161)	($896,827)	($75,569)	($175,265)	($37,735)	($95,873)
Realized gain (loss) on investments	1,614,589	4,041,600	357,206	567,445	120,547	434,605
Change in net unrealized appreciation (depreciation) on investments	1,367,539	(1,707,622)	236,437	(281,119)	(21,528)	(941,972)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,573,967	1,437,151	518,074	111,061	61,284	(603,240)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	369,890	278,904	40,891	71,151	14,935	80,439
Transfers between variable and fixed accounts, net	(302,297)	(3,008,493)	(469,328)	(143,275)	115,140	(37,868)
Contract benefits and terminations	(3,548,029)	(6,269,427)	(536,621)	(1,365,157)	(186,971)	(624,300)
Contract charges and deductions	(60,844)	(130,610)	(10,949)	(25,302)	(5,916)	(13,242)
Other	(5,866)	255	9,470	4,368	805	306
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,547,146)	(9,129,371)	(966,537)	(1,458,215)	(62,007)	(594,665)
NET INCREASE (DECREASE) IN NET ASSETS	(973,179)	(7,692,220)	(448,463)	(1,347,154)	(723)	(1,197,905)
NET ASSETS
Beginning of Year or Period	68,612,342	76,304,562	12,895,684	14,242,838	6,308,854	7,506,759
End of Year or Period	$67,639,163	$68,612,342	$12,447,221	$12,895,684	$6,308,131	$6,308,854
	Mid-Cap Value		Small-Cap Equity		Small-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($7,992)	($19,371)	($6,914)	($19,225)	($36,031)	($105,430)
Realized gain (loss) on investments	26,169	129,077	35,568	39,817	83,640	76,591
Change in net unrealized appreciation (depreciation) on investments	11,344	(130,992)	48,741	(155,154)	(639,972)	(839,215)
Net Increase (Decrease) in Net Assets Resulting from Operations	29,521	(21,286)	77,395	(134,562)	(592,363)	(868,054)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,491	6,055	112	4,063	18,290	54,017
Transfers between variable and fixed accounts, net	237,670	(91,618)	(92,971)	(115,834)	(44,769)	457,021
Contract benefits and terminations	(52,563)	(274,778)	(65,028)	(153,802)	(183,757)	(736,734)
Contract charges and deductions	(1,302)	(2,952)	(967)	(3,447)	(5,459)	(15,821)
Other	505	25	6	195	41	479
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	185,801	(363,268)	(158,848)	(268,825)	(215,654)	(241,038)
NET INCREASE (DECREASE) IN NET ASSETS	215,322	(384,554)	(81,453)	(403,387)	(808,017)	(1,109,092)
NET ASSETS
Beginning of Year or Period	1,382,103	1,766,657	1,243,574	1,646,961	6,710,580	7,819,672
End of Year or Period	$1,597,425	$1,382,103	$1,162,121	$1,243,574	$5,902,563	$6,710,580

(1) Unaudited.

See Notes to Financial Statements	F-16

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Small-Cap Index		Small-Cap Value		Value Advantage
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($57,844)	($143,460)	($30,694)	($73,069)	($700)	($7,584)
Realized gain (loss) on investments	535,111	742,070	87,699	384,835	(4,264)	107,001
Change in net unrealized appreciation (depreciation) on investments	(382,910)	(1,335,379)	129,643	(617,806)	1,641	(93,503)
Net Increase (Decrease) in Net Assets Resulting from Operations	94,357	(736,769)	186,648	(306,040)	(3,323)	5,914
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	18,337	98,874	2,096	13,635	435	717
Transfers between variable and fixed accounts, net	(320,896)	(439,511)	205,574	(200,660)	(2,945)	(1,282,886)
Contract benefits and terminations	(683,345)	(919,868)	(237,813)	(706,360)	(744)	(53,385)
Contract charges and deductions	(8,664)	(20,851)	(4,784)	(10,903)	(97)	(1,033)
Other	162	4,293	5	76	7	107
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(994,406)	(1,277,063)	(34,922)	(904,212)	(3,344)	(1,336,480)
NET INCREASE (DECREASE) IN NET ASSETS	(900,049)	(2,013,832)	151,726	(1,210,252)	(6,667)	(1,330,566)
NET ASSETS
Beginning of Year or Period	10,150,141	12,163,973	5,081,120	6,291,372	93,828	1,424,394
End of Year or Period	$9,250,092	$10,150,141	$5,232,846	$5,081,120	$87,161	$93,828
	Emerging Markets		International Large-Cap		International Small-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($66,410)	($162,073)	($52,798)	($133,849)	($5,360)	($13,665)
Realized gain (loss) on investments	169,384	802,236	143,773	342,788	54,775	7,625
Change in net unrealized appreciation (depreciation) on investments	165,011	(2,684,432)	(507,208)	(395,903)	(71,545)	55,048
Net Increase (Decrease) in Net Assets Resulting from Operations	267,985	(2,044,269)	(416,233)	(186,964)	(22,130)	49,008
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	23,397	114,491	33,920	104,202	92	3,015
Transfers between variable and fixed accounts, net	295,230	(234,207)	(198,913)	(26,817)	(162,751)	200,872
Contract benefits and terminations	(322,913)	(1,067,197)	(273,203)	(1,049,898)	(32,158)	(154,681)
Contract charges and deductions	(13,807)	(27,999)	(7,915)	(19,532)	(799)	(2,921)
Other	294	1,849	392	431	12	321
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(17,799)	(1,213,063)	(445,719)	(991,614)	(195,604)	46,606
NET INCREASE (DECREASE) IN NET ASSETS	250,186	(3,257,332)	(861,952)	(1,178,578)	(217,734)	95,614
NET ASSETS
Beginning of Year or Period	11,045,013	14,302,345	9,221,399	10,399,977	1,005,532	909,918
End of Year or Period	$11,295,199	$11,045,013	$8,359,447	$9,221,399	$787,798	$1,005,532

(1) Unaudited.

See Notes to Financial Statements	F-17

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year/ Period Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	International Value		Health Sciences		Real Estate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($148,046)	($359,175)	($57,665)	($182,552)	($50,700)	($111,965)
Realized gain (loss) on investments	(92,294)	141,202	1,649,094	1,332,925	167,032	1,240,316
Change in net unrealized appreciation (depreciation) on investments	(1,702,137)	(727,516)	(2,166,542)	(221,750)	597,513	(1,043,372)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,942,477)	(945,489)	(575,113)	928,623	713,845	84,979
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	95,223	195,462	57,768	630,617	67,173	102,830
Transfers between variable and fixed accounts, net	358,037	214,125	(1,882,386)	(367,071)	(66,307)	(1,512,728)
Contract benefits and terminations	(1,349,581)	(2,432,404)	(510,617)	(3,459,255)	(287,544)	(1,086,298)
Contract charges and deductions	(25,104)	(56,454)	(8,966)	(25,285)	(8,057)	(16,739)
Other	(3,757)	924	106	(2,482)	1	(1,075)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(925,182)	(2,078,347)	(2,344,095)	(3,223,476)	(294,734)	(2,514,010)
NET INCREASE (DECREASE) IN NET ASSETS	(2,867,659)	(3,023,836)	(2,919,208)	(2,294,853)	419,111	(2,429,031)
NET ASSETS
Beginning of Year or Period	25,921,922	28,945,758	11,637,487	13,932,340	8,590,083	11,019,114
End of Year or Period	$23,054,263	$25,921,922	$8,718,279	$11,637,487	$9,009,194	$8,590,083
	Technology		Absolute Return (2)		Currency Strategies
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($8,317)	($23,759)	($196)	($46)	($378)	($503)
Realized gain (loss) on investments	118,304	(1,790)	(969)	-	465	(57)
Change in net unrealized appreciation (depreciation) on investments	(293,186)	(61,684)	(276)	(126)	1,561	588
Net Increase (Decrease) in Net Assets Resulting from Operations	(183,199)	(87,233)	(1,441)	(172)	1,648	28
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,013	3,044	-	-	-	-
Transfers between variable and fixed accounts, net	(368,089)	304,452	14,785	10,665	7,887	(438)
Contract benefits and terminations	(67,532)	(248,740)	-	-	(17,806)	(2,398)
Contract charges and deductions	(1,524)	(3,742)	(31)	(5)	(53)	(65)
Other	15	(9)	(5)	(1)	(3)	1
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(436,117)	55,005	14,749	10,659	(9,975)	(2,900)
NET INCREASE (DECREASE) IN NET ASSETS	(619,316)	(32,228)	13,308	10,487	(8,327)	(2,872)
NET ASSETS
Beginning of Year or Period	1,825,160	1,857,388	10,487	-	40,330	43,202
End of Year or Period	$1,205,844	$1,825,160	$23,795	$10,487	$32,003	$40,330

(1) Unaudited.

(2) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	F-18

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year/ Period Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Equity Long/Short (2)		Global Absolute Return		Pacific Dynamix - Conservative Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,216)	($707)	($567)	($1,346)	($9,657)	($17,075)
Realized gain (loss) on investments	(757)	111	2,045	2,929	(5,284)	(2,566)
Change in net unrealized appreciation (depreciation) on investments	2,253	13,522	(523)	(636)	65,774	(22,183)
Net Increase (Decrease) in Net Assets Resulting from Operations	(720)	12,926	955	947	50,833	(41,824)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	23	2,250	-	-	3,000	466,500
Transfers between variable and fixed accounts, net	207,685	228,266	(57,409)	44,932	(43,386)	225,402
Contract benefits and terminations	(2,367)	(1,826)	(3,407)	(41,310)	(61,565)	(102,429)
Contract charges and deductions	(361)	(126)	(83)	(188)	(2,183)	(3,590)
Other	(9)	(8)	3	-	-	(17)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	204,971	228,556	(60,896)	3,434	(104,134)	585,866
NET INCREASE (DECREASE) IN NET ASSETS	204,251	241,482	(59,941)	4,381	(53,301)	544,042
NET ASSETS
Beginning of Year or Period	241,482	-	108,628	104,247	1,631,140	1,087,098
End of Year or Period	$445,733	$241,482	$48,687	$108,628	$1,577,839	$1,631,140
	Pacific Dynamix - Moderate Growth		Pacific Dynamix - Growth		Portfolio Optimization Conservative
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($24,999)	($53,666)	($22,506)	($47,499)	($216,449)	($463,869)
Realized gain (loss) on investments	(6,015)	(1,800)	(2,599)	(8,924)	277,713	821,623
Change in net unrealized appreciation (depreciation) on investments	144,750	(88,319)	116,579	(92,675)	1,034,981	(750,373)
Net Increase (Decrease) in Net Assets Resulting from Operations	113,736	(143,785)	91,474	(149,098)	1,096,245	(392,619)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,690	100,610	29,054	36,377	13,278	584,764
Transfers between variable and fixed accounts, net	(7,687)	283,741	91,327	280,161	1,101,498	(2,258,659)
Contract benefits and terminations	(96,339)	(295,928)	(72,642)	(314,464)	(2,214,809)	(3,807,013)
Contract charges and deductions	(6,251)	(14,480)	(8,876)	(13,383)	(42,380)	(76,929)
Other	4	(24)	(16)	48	3,079	(972)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(105,583)	73,919	38,847	(11,261)	(1,139,334)	(5,558,809)
NET INCREASE (DECREASE) IN NET ASSETS	8,153	(69,866)	130,321	(160,359)	(43,089)	(5,951,428)
NET ASSETS
Beginning of Year or Period	4,134,550	4,204,416	3,621,772	3,782,131	34,058,934	40,010,362
End of Year or Period	$4,142,703	$4,134,550	$3,752,093	$3,621,772	$34,015,845	$34,058,934

(1) Unaudited.

(2) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	F-19

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Portfolio Optimization Moderate-Conservative		Portfolio Optimization Moderate		Portfolio Optimization Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($271,692)	($650,317)	($914,701)	($2,091,652)	($613,943)	($1,399,969)
Realized gain (loss) on investments	1,031,598	1,370,908	1,874,742	4,700,626	1,586,809	3,459,359
Change in net unrealized appreciation (depreciation) on investments	154,820	(1,489,546)	2,033,466	(4,961,997)	413,415	(3,659,837)
Net Increase (Decrease) in Net Assets Resulting from Operations	914,726	(768,955)	2,993,507	(2,353,023)	1,386,281	(1,600,447)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	540	683,716	444,672	1,557,514	455,236	1,473,107
Transfers between variable and fixed accounts, net	(938,739)	(1,553,238)	(3,095,783)	(4,222,523)	(1,309,977)	(3,046,158)
Contract benefits and terminations	(4,946,659)	(5,898,479)	(5,432,477)	(15,846,665)	(5,466,932)	(9,743,256)
Contract charges and deductions	(52,646)	(132,779)	(253,707)	(599,395)	(254,819)	(526,893)
Other	303	850	2,225	(829)	4,613	31
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(5,937,201)	(6,899,930)	(8,335,070)	(19,111,898)	(6,571,879)	(11,843,169)
NET INCREASE (DECREASE) IN NET ASSETS	(5,022,475)	(7,668,885)	(5,341,563)	(21,464,921)	(5,185,598)	(13,443,616)
NET ASSETS
Beginning of Year or Period	47,398,569	55,067,454	153,162,474	174,627,395	103,603,036	117,046,652
End of Year or Period	$42,376,094	$47,398,569	$147,820,911	$153,162,474	$98,417,438	$103,603,036
	Portfolio Optimization Aggressive-Growth		PSF DFA Balanced Allocation (2)		Invesco V.I. Balanced-Risk Allocation Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($257,352)	($582,486)	($5)		($7,924)	$44,477
Realized gain (loss) on investments	915,674	511,216	-		(17,895)	129,448
Change in net unrealized appreciation (depreciation) on investments	(372,795)	(911,391)	15		140,931	(265,936)
Net Increase (Decrease) in Net Assets Resulting from Operations	285,527	(982,661)	10		115,112	(92,011)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	(24,810)	562,420	-		10,027	29,337
Transfers between variable and fixed accounts, net	(1,484,506)	879,342	82,136		(79,543)	(102,386)
Contract benefits and terminations	(2,011,489)	(2,722,887)	-		(65,691)	(318,711)
Contract charges and deductions	(61,101)	(133,333)	-		(2,099)	(8,911)
Other	10,254	(209)	(2)		8	5
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,571,652)	(1,414,667)	82,134		(137,298)	(400,666)
NET INCREASE (DECREASE) IN NET ASSETS	(3,286,125)	(2,397,328)	82,144		(22,186)	(492,677)
NET ASSETS
Beginning of Year or Period	44,525,040	46,922,368	-		1,328,793	1,821,470
End of Year or Period	$41,238,915	$44,525,040	$82,144		$1,306,607	$1,328,793

(1) Unaudited.

(2) Operations commenced or resumed during 2016 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	F-20

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year/Period Ended December 31, 2015	Period Ended June 30, 2016 (1)	Period Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Invesco V.I. Equity and Income Series II		Invesco V.I. Global Real Estate Series II (2)		American Century VP Mid Cap Value Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,214)	$2,136	($174)	$1,300	$3,198	$6,482
Realized gain (loss) on investments	(9,950)	13,385	(349)	(731)	37,147	80,217
Change in net unrealized appreciation (depreciation) on investments	13,286	(21,981)	2,089	(116)	96,995	(93,539)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,122	(6,460)	1,566	453	137,340	(6,840)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	1,692	-	-	892	91,437
Transfers between variable and fixed accounts, net	(6,858)	160,878	5,522	25,157	927,821	(1,460,481)
Contract benefits and terminations	(1,818)	(8,489)	-	(7)	(30,654)	(97,648)
Contract charges and deductions	(150)	(203)	(22)	(19)	(980)	(2,176)
Other	(2)	13	135	(1)	(8)	170
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(8,828)	153,891	5,635	25,130	897,071	(1,468,698)
NET INCREASE (DECREASE) IN NET ASSETS	(6,706)	147,431	7,201	25,583	1,034,411	(1,475,538)
NET ASSETS
Beginning of Year or Period	205,373	57,942	25,583	-	820,323	2,295,861
End of Year or Period	$198,667	$205,373	$32,784	$25,583	$1,854,734	$820,323
	American Funds IS Asset Allocation Fund Class 4 (2)		American Funds IS Blue Chip Income and Growth Fund Class 4 (3)		American Funds IS Bond Fund Class 4 (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($40,874)	$144,349	$812		($432)
Realized gain (loss) on investments	216,055	(946)	96,473		3,157
Change in net unrealized appreciation (depreciation) on investments	216,791	(340,144)	(45,690)		759
Net Increase (Decrease) in Net Assets Resulting from Operations	391,972	(196,741)	51,595		3,484
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	239,969	38,271	11,610		-
Transfers between variable and fixed accounts, net	96,380	11,463,223	1,238,840		98,196
Contract benefits and terminations	(641,376)	(69,095)	(40,018)		(1,132)
Contract charges and deductions	(38,967)	(9,499)	(438)		(58)
Other	2,389	(1,149)	(38)		(9)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(341,605)	11,421,751	1,209,956		96,997
NET INCREASE (DECREASE) IN NET ASSETS	50,367	11,225,010	1,261,551		100,481
NET ASSETS
Beginning of Period	11,225,010	-	-		-
End of Period	$11,275,377	$11,225,010	$1,261,551		$100,481

(1)	Unaudited.
(2)	Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).
(3)	Operations commenced or resumed during 2016 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	F-21

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year/Period Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Period Ended December 31, 2015
	American Funds IS Capital Income Builder Fund Class 4		American Funds IS Global Balanced Fund Class 4 (2)		American Funds IS Global Bond Fund Class 4 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$538	$621	($267)		($211)
Realized gain (loss) on investments	(2,219)	(27)	2		244
Change in net unrealized appreciation (depreciation) on investments	5,736	(2,638)	2,914		2,302
Net Increase (Decrease) in Net Assets Resulting from Operations	4,055	(2,044)	2,649		2,335
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	-		-
Transfers between variable and fixed accounts, net	30,414	56,937	147,418		133,537
Contract benefits and terminations	(149)	(21)	-		(20)
Contract charges and deductions	(120)	(82)	(37)		(18)
Other	(2)	(3)	(15)		(6)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	30,143	56,831	147,366		133,493
NET INCREASE (DECREASE) IN NET ASSETS	34,198	54,787	150,015		135,828
NET ASSETS
Beginning of Year or Period	59,698	4,911	-		-
End of Year or Period	$93,896	$59,698	$150,015		$135,828
	American Funds IS Global Growth and Income Fund Class 4 (3)		American Funds IS Global Growth Fund Class 4		American Funds IS Global Small Capitalization Fund Class 4 (4)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($26)	$-	($2,622)	$5,642	($8)	($14)
Realized gain (loss) on investments	4	(3)	(142,376)	42,698	(444)	(14)
Change in net unrealized appreciation (depreciation) on investments	1,139	-	32,298	(49,417)	125	(231)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,117	(3)	(112,700)	(1,077)	(327)	(259)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	-	11,569	-	-
Transfers between variable and fixed accounts, net	23,276	-	(1,071,454)	1,414,811	(5,238)	7,279
Contract benefits and terminations	-	3	(10,544)	(33,514)	-	(315)
Contract charges and deductions	(24)	-	(467)	(1,047)	(1)	(2)
Other	(2)	-	43	(98)	2	1
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	23,250	3	(1,082,422)	1,391,721	(5,237)	6,963
NET INCREASE (DECREASE) IN NET ASSETS	24,367	-	(1,195,122)	1,390,644	(5,564)	6,704
NET ASSETS
Beginning of Year or Period	-	-	1,440,213	49,569	6,704	-
End of Year or Period	$24,367	$-	$245,091	$1,440,213	$1,140	$6,704

(1)	Unaudited.
(2)	Operations commenced or resumed during 2016 (See Note 1 in Notes to Financial Statements).
(3)	Operations commenced or resumed during 2015 and all units were fully redeemed or transferred prior to December 31, 2015. Operations resumed during 2016 (See Note 1 in Notes to Financial Statements and Financial Highlights for commencement or resumption dates of operations).
(4)	Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	F-22

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year/Period Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year/Period Ended December 31, 2015	Period Ended June 30, 2016 (1)	Period Ended December 31, 2015
	American Funds IS Growth Fund Class 4 (2)		American Funds IS Growth-Income Fund Class 4 (2)		American Funds IS High- Income Bond Fund Class 4 (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($28,236)	$33,761	($28,721)	$82,742	$1,290
Realized gain (loss) on investments	420,096	(1,656)	805,717	(3,738)	(2)
Change in net unrealized appreciation (depreciation) on investments	(466,418)	(90,832)	(600,573)	(237,578)	4,473
Net Increase (Decrease) in Net Assets Resulting from Operations	(74,558)	(58,727)	176,423	(158,574)	5,761
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	23,842	11,937	40,560	20,414	-
Transfers between variable and fixed accounts, net	(694,442)	7,180,961	(23,985)	8,055,133	157,542
Contract benefits and terminations	(253,082)	(116,514)	(404,327)	(139,963)	(20)
Contract charges and deductions	(8,748)	(2,346)	(9,186)	(2,319)	(45)
Other	33	(627)	374	(253)	(6)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(932,397)	7,073,411	(396,564)	7,933,012	157,471
NET INCREASE (DECREASE) IN NET ASSETS	(1,006,955)	7,014,684	(220,141)	7,774,438	163,232
NET ASSETS
Beginning of Period	7,014,684	-	7,774,438	-	-
End of Period	$6,007,729	$7,014,684	$7,554,297	$7,774,438	$163,232
	American Funds IS International Fund Class 4		American Funds IS International Growth and Income Fund Class 4		American Funds IS Managed Risk Asset Allocation Fund Class P2 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($579)	$143	($1,772)	$3,277	($53)	($2)
Realized gain (loss) on investments	7,470	(34,433)	(7,416)	(10,767)	(116)	125
Change in net unrealized appreciation (depreciation) on investments	(9,771)	(8,377)	11,869	(22,221)	7	(8)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,880)	(42,667)	2,681	(29,711)	(162)	115
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	29	-	4,373	25,718	19,409
Transfers between variable and fixed accounts, net	(5,191)	168,764	36,783	207,440	(25,547)	(19,409)
Contract benefits and terminations	(400)	(11,594)	(5,333)	(128,066)	-	-
Contract charges and deductions	(106)	(493)	(327)	(629)	(4)	-
Other	2	(47)	(6)	(5)	(2)	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(5,695)	156,659	31,117	83,113	165	(1)
NET INCREASE (DECREASE) IN NET ASSETS	(8,575)	113,992	33,798	53,402	3	114
NET ASSETS
Beginning of Year or Period	125,262	11,270	416,023	362,621	114	-
End of Year or Period	$116,687	$125,262	$449,821	$416,023	$117	$114

(1)	Unaudited.
(2)	Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).
(3)	Operations commenced or resumed during 2016 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	F-23

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year/ Period Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year/ Period Ended December 31, 2015
	American Funds IS New World Fund Class 4		American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4		BlackRock Global Allocation V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,556)	($1,124)	($6,114)	$7,053	($84,839)	($40,515)
Realized gain (loss) on investments	(13,309)	2,748	21,260	(921)	(96,186)	974,033
Change in net unrealized appreciation (depreciation) on investments	21,306	(15,236)	18,977	(12,547)	33,968	(1,272,181)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,441	(13,612)	34,123	(6,415)	(147,057)	(338,663)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	7	13	-	-	10,618	104,205
Transfers between variable and fixed accounts, net	(9,292)	175,166	(495,148)	654,632	(666,782)	(736,679)
Contract benefits and terminations	(1,320)	(3,134)	(48,025)	(42,966)	(1,456,984)	(1,546,567)
Contract charges and deductions	(205)	(259)	(974)	(742)	(28,070)	(53,862)
Other	(1)	33	27	(45)	88	1,124
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(10,811)	171,819	(544,120)	610,879	(2,141,130)	(2,231,779)
NET INCREASE (DECREASE) IN NET ASSETS	(4,370)	158,207	(509,997)	604,464	(2,288,187)	(2,570,442)
NET ASSETS
Beginning of Year or Period	255,050	96,843	993,481	389,017	15,222,396	17,792,838
End of Year or Period	$250,680	$255,050	$483,484	$993,481	$12,934,209	$15,222,396
	BlackRock iShares Alternative Strategies V.I. Class I		BlackRock iShares Dynamic Allocation V.I. Class I (2)		BlackRock iShares Dynamic Fixed Income V.I. Class I (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($462)	$1,596	($26)	$28	($927)	$1,103
Realized gain (loss) on investments	(128)	(58)	(8)	(3)	3,399	(9)
Change in net unrealized appreciation (depreciation) on investments	7,753	(3,427)	184	(292)	5,026	(2,207)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,163	(1,889)	150	(267)	7,498	(1,113)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	-	-	-	3,907
Transfers between variable and fixed accounts, net	2,027	53,235	-	4,624	(2,608)	80,498
Contract benefits and terminations	(544)	(1,053)	(86)	(165)	(3,663)	(2,484)
Contract charges and deductions	(65)	(73)	(3)	(6)	(116)	(48)
Other	(2)	(1)	-	1	2	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,416	52,108	(89)	4,454	(6,385)	81,871
NET INCREASE (DECREASE) IN NET ASSETS	8,579	50,219	61	4,187	1,113	80,758
NET ASSETS
Beginning of Year or Period	71,675	21,456	4,187	-	80,758	-
End of Year or Period	$80,254	$71,675	$4,248	$4,187	$81,871	$80,758

(1)	Unaudited.
(2)	Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	F-24

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Fidelity VIP Contrafund Service Class 2		Fidelity VIP FundsManager 60% Service Class 2		Fidelity VIP Government Money Market Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($9,109)	($8,025)	($1,041)	($354)	($64,317)	($150,757)
Realized gain (loss) on investments	(62,468)	183,822	(8,424)	9,046	-	-
Change in net unrealized appreciation (depreciation) on investments	(12,649)	(156,902)	8,946	(16,021)	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	(84,226)	18,895	(519)	(7,329)	(64,317)	(150,757)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,160	55,921	325	50	294,232	285,484
Transfers between variable and fixed accounts, net	(595,408)	1,358,474	(131,451)	153,046	(1,178,623)	4,959,695
Contract benefits and terminations	(70,617)	(349,811)	(26,787)	(4,667)	(1,254,628)	(4,899,361)
Contract charges and deductions	(1,296)	(3,698)	(256)	(1,351)	(10,476)	(23,395)
Other	34	(173)	4	(6)	92	41
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(666,127)	1,060,713	(158,165)	147,072	(2,149,403)	322,464
NET INCREASE (DECREASE) IN NET ASSETS	(750,353)	1,079,608	(158,684)	139,743	(2,213,720)	171,707
NET ASSETS
Beginning of Year or Period	2,457,875	1,378,267	259,259	119,516	11,859,567	11,687,860
End of Year or Period	$1,707,522	$2,457,875	$100,575	$259,259	$9,645,847	$11,859,567
	Fidelity VIP Strategic Income Service Class 2		First Trust/Dow Jones Dividend & Income Allocation Class I		Franklin Founding Funds Allocation VIP Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,206)	$5,011	$7	$1,660	$50,907	$34,156
Realized gain (loss) on investments	(6,850)	(2,325)	6,628	3,459	53,401	23,260
Change in net unrealized appreciation (depreciation) on investments	24,275	(18,688)	7,472	(7,597)	(83,807)	(199,058)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,219	(16,002)	14,107	(2,478)	20,501	(141,642)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	27,644	70	300	6,600
Transfers between variable and fixed accounts, net	(66,739)	281,171	164,159	84,457	(57,466)	(234,795)
Contract benefits and terminations	(19,746)	(21,144)	(11,435)	(29,646)	(91,909)	(251,659)
Contract charges and deductions	(299)	(474)	(246)	(1,003)	(4,260)	(10,105)
Other	3	(9)	(10)	(6)	7	22
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(86,781)	259,544	180,112	53,872	(153,328)	(489,937)
NET INCREASE (DECREASE) IN NET ASSETS	(71,562)	243,542	194,219	51,394	(132,827)	(631,579)
NET ASSETS
Beginning of Year or Period	317,725	74,183	183,805	132,411	1,785,818	2,417,397
End of Year or Period	$246,163	$317,725	$378,024	$183,805	$1,652,991	$1,785,818

(1)	Unaudited.

See Notes to Financial Statements	F-25

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year/ Period Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Franklin Income VIP Class 2 (2)		Franklin Mutual Global Discovery VIP Class 2		Franklin Rising Dividends VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,364	($6)	($5,890)	$14,422	$21,920	$2,616
Realized gain (loss) on investments	8	(159)	(26,790)	39,969	245,411	62,855
Change in net unrealized appreciation (depreciation) on investments	2,070	-	23,246	(102,156)	(145,175)	(109,004)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,442	(165)	(9,434)	(47,765)	122,156	(43,533)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	650	7,415	1,736	35,943
Transfers between variable and fixed accounts, net	47,832	286	12,931	140,947	1,481,295	(10,448)
Contract benefits and terminations	(30)	(120)	(18,031)	(107,930)	(28,419)	(131,806)
Contract charges and deductions	(27)	(1)	(1,200)	(1,790)	(1,036)	(1,588)
Other	(2)	-	(3)	390	(49)	140
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	47,773	165	(5,653)	39,032	1,453,527	(107,759)
NET INCREASE (DECREASE) IN NET ASSETS	52,215	-	(15,087)	(8,733)	1,575,683	(151,292)
NET ASSETS
Beginning of Year or Period	-	-	989,866	998,599	777,454	928,746
End of Year or Period	$52,215	$-	$974,779	$989,866	$2,353,137	$777,454
	Templeton Global Bond VIP Class 2		GE Investments Total Return Class 3		Ivy Funds VIP Asset Strategy
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($4,422)	$54,848	($4,450)	$166	($9)	($441)
Realized gain (loss) on investments	(13,299)	(37,265)	21,527	40,130	(3,139)	471
Change in net unrealized appreciation (depreciation) on investments	(1,505)	(64,988)	(3,358)	(66,695)	2,672	(3,552)
Net Increase (Decrease) in Net Assets Resulting from Operations	(19,226)	(47,405)	13,719	(26,399)	(476)	(3,522)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	1,263	-	-	50	100
Transfers between variable and fixed accounts, net	(1,310)	(52,249)	(91,541)	86,233	865	(16,072)
Contract benefits and terminations	(12,755)	(158,851)	(91,323)	(440,497)	-	-
Contract charges and deductions	(717)	(2,034)	(2,876)	(4,813)	(14)	(138)
Other	-	(159)	2	11	(1)	1
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(14,782)	(212,030)	(185,738)	(359,066)	900	(16,109)
NET INCREASE (DECREASE) IN NET ASSETS	(34,008)	(259,435)	(172,019)	(385,465)	424	(19,631)
NET ASSETS
Beginning of Year or Period	751,903	1,011,338	808,807	1,194,272	18,868	38,499
End of Year or Period	$717,895	$751,903	$636,788	$808,807	$19,292	$18,868

(1)	Unaudited.
(2)	Operations commenced or resumed during 2015 and all units were fully redeemed or transferred prior to December 31, 2015. Operations resumed during 2016 (See Note 1 in Notes to Financial Statements and Financial Highlights for commencement or resumption dates of operations).

See Notes to Financial Statements	F-26

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Period Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year/ Period Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Ivy Funds VIP Energy (2)		Janus Aspen Series Balanced Service Shares		Janus Aspen Series Flexible Bond Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($451)	($355)	$13,707	$2,224	($1,586)	($13)
Realized gain (loss) on investments	(2,899)	(68)	24,228	101,126	9,636	104
Change in net unrealized appreciation (depreciation) on investments	20,479	(12,165)	(76,413)	(121,107)	3,940	(1,221)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,129	(12,588)	(38,478)	(17,757)	11,990	(1,130)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	4,961	49,177	-	-
Transfers between variable and fixed accounts, net	(9,126)	98,972	(26,359)	22,875	(39,914)	55,358
Contract benefits and terminations	-	-	(97,219)	(454,934)	(10,221)	(10,352)
Contract charges and deductions	(76)	(35)	(3,489)	(11,691)	(389)	(115)
Other	(1)	(4)	7	(188)	(14)	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(9,203)	98,933	(122,099)	(394,761)	(50,538)	44,889
NET INCREASE (DECREASE) IN NET ASSETS	7,926	86,345	(160,577)	(412,518)	(38,548)	43,759
NET ASSETS
Beginning of Year or Period	86,345	-	2,846,392	3,258,910	135,782	92,023
End of Year or Period	$94,271	$86,345	$2,685,815	$2,846,392	$97,234	$135,782
	JPMorgan Insurance Trust Global Allocation Class 2 (2)		JPMorgan Insurance Trust Income Builder Class 2 (2)		ClearBridge Variable Aggressive Growth - Class II (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($107)	$211	($258)	$996	($14)
Realized gain (loss) on investments	(8)	91	(65)	51	-
Change in net unrealized appreciation (depreciation) on investments	308	(895)	1,513	(2,068)	13
Net Increase (Decrease) in Net Assets Resulting from Operations	193	(593)	1,190	(1,021)	(1)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	-	-	-
Transfers between variable and fixed accounts, net	-	18,194	-	43,612	4,530
Contract benefits and terminations	-	-	(916)	(297)	-
Contract charges and deductions	(16)	(2)	(34)	(12)	(2)
Other	1	(1)	(2)	(3)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(15)	18,191	(952)	43,300	4,528
NET INCREASE (DECREASE) IN NET ASSETS	178	17,598	238	42,279	4,527
NET ASSETS
Beginning of Period	17,598	-	42,279	-	-
End of Period	$17,776	$17,598	$42,517	$42,279	$4,527

(1) Unaudited.

(2) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

(3) Operations commenced or resumed during 2016 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	F-27

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Lord Abbett Bond Debenture Class VC		Lord Abbett International Core Equity Class VC		Lord Abbett Total Return Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($3,812)	$15,764	($963)	$1,056	($2,861)	$2,700
Realized gain (loss) on investments	(37,146)	(24,547)	(15,945)	(621)	(296)	(1,908)
Change in net unrealized appreciation (depreciation) on investments	79,366	(12,014)	6,225	(18,106)	31,285	(2,468)
Net Increase (Decrease) in Net Assets Resulting from Operations	38,408	(20,797)	(10,683)	(17,671)	28,128	(1,676)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	525	525	-	-	-	-
Transfers between variable and fixed accounts, net	(30,764)	220,788	(95,969)	195,211	658,608	(38,601)
Contract benefits and terminations	(35,844)	(139,268)	-	(223)	(9,896)	(2,917)
Contract charges and deductions	(512)	(1,170)	(127)	(234)	(372)	(163)
Other	-	(18)	5	(7)	(25)	2
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(66,595)	80,857	(96,091)	194,747	648,315	(41,679)
NET INCREASE (DECREASE) IN NET ASSETS	(28,187)	60,060	(106,774)	177,076	676,443	(43,355)
NET ASSETS
Beginning of Year or Period	585,533	525,473	188,894	11,818	137,498	180,853
End of Year or Period	$557,346	$585,533	$82,120	$188,894	$813,941	$137,498
	MFS Total Return Series - Service Class		MFS Utilities Series - Service Class		Neuberger Berman AMT Absolute Return Multi-Manager Class S (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($3,331)	$7,038	($3,414)	$9,944	($27)
Realized gain (loss) on investments	(205)	14,596	(13,158)	(16,236)	(6)
Change in net unrealized appreciation (depreciation) on investments	29,511	(34,415)	99,040	(72,739)	90
Net Increase (Decrease) in Net Assets Resulting from Operations	25,975	(12,781)	82,468	(79,031)	57
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	325	2,166	-	-	-
Transfers between variable and fixed accounts, net	133,649	(90,179)	455,914	(982,992)	5,341
Contract benefits and terminations	(35,258)	(46,335)	(16,639)	(149,816)	(519)
Contract charges and deductions	(838)	(1,859)	(444)	(818)	(3)
Other	(5)	6	(23)	33	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	97,873	(136,201)	438,808	(1,133,593)	4,819
NET INCREASE (DECREASE) IN NET ASSETS	123,848	(148,982)	521,276	(1,212,624)	4,876
NET ASSETS
Beginning of Year or Period	481,388	630,370	279,665	1,492,289	-
End of Year or Period	$605,236	$481,388	$800,941	$279,665	$4,876

(1) Unaudited.

(2) Operations commenced or resumed during 2016 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	F-28

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015	Period Ended June 30, 2016 (1)	Year Ended December 31, 2015
	Oppenheimer Global Fund/VA Service Shares (2)		Oppenheimer International Growth Fund/VA Service Shares (2)		PIMCO All Asset All Authority - Advisor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$77		$78		$825	$1,445
Realized gain (loss) on investments	1,268		333		(6,618)	(29,259)
Change in net unrealized appreciation (depreciation) on investments	(1,626)		(1,057)		14,130	11,100
Net Increase (Decrease) in Net Assets Resulting from Operations	(281)		(646)		8,337	(16,714)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-		-		23	-
Transfers between variable and fixed accounts, net	18,231		15,211		54,582	20,267
Contract benefits and terminations	-		-		(14)	(124,621)
Contract charges and deductions	(9)		(10)		(72)	(202)
Other	(1)		(2)		(2)	3
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	18,221		15,199		54,517	(104,553)
NET INCREASE (DECREASE) IN NET ASSETS	17,940		14,553		62,854	(121,267)
NET ASSETS
Beginning of Year or Period	-		-		71,492	192,759
End of Year or Period	$17,940		$14,553		$134,346	$71,492
	PIMCO CommodityRealReturn Strategy - Advisor Class		VanEck VIP Global Hard Assets Class S
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$245	$161	($1,065)	($1,031)
Realized gain (loss) on investments	(544)	(2,457)	(10,649)	(28,177)
Change in net unrealized appreciation (depreciation) on investments	28,306	(1,849)	35,987	(2,571)
Net Increase (Decrease) in Net Assets Resulting from Operations	28,007	(4,145)	24,273	(31,779)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	1,100	-	-
Transfers between variable and fixed accounts, net	591,102	12,062	410,929	27,274
Contract benefits and terminations	(1,719)	(3,666)	(12,091)	(41,372)
Contract charges and deductions	(92)	(27)	(173)	(137)
Other	(23)	-	-	5
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	589,268	9,469	398,665	(14,230)
NET INCREASE (DECREASE) IN NET ASSETS	617,275	5,324	422,938	(46,009)
NET ASSETS
Beginning of Year or Period	12,198	6,874	43,431	89,440
End of Year or Period	$629,473	$12,198	$466,369	$43,431

(1) Unaudited.

(2) Operations commenced or resumed during 2016 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	F-29

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Core Income (4)
01/08/2016 - 06/30/2016 (Unaudited)	$10.12	1,540	$15,589	0.00%	1.25%	4.71%
Diversified Bond
01/01/2016 - 06/30/2016 (Unaudited)	$13.98	208,198	$2,911,090	0.00%	1.25%	5.33%
2015	13.27	173,367	2,301,447	0.00%	1.25%	(0.20%)
2014	13.30	157,416	2,093,965	0.00%	1.25%	6.36%
2013	12.51	156,958	1,963,073	0.00%	1.25%	(2.38%)
2012	12.81	212,545	2,723,005	2.66%	1.25%	7.02%
2011	11.97	304,295	3,642,786	6.64%	1.25%	4.63%
Floating Rate Income
01/01/2016 - 06/30/2016 (Unaudited)	$10.27	59,316	$609,236	0.00%	1.25%	2.57%
2015	10.01	108,035	1,081,881	0.00%	1.25%	(0.39%)
2014	10.05	68,287	686,500	0.00%	1.25%	(0.84%)
06/26/2013 - 12/31/2013	10.14	45,171	457,956	0.00%	1.25%	2.67%
Floating Rate Loan
01/01/2016 - 06/30/2016 (Unaudited)	$9.96	143,392	$1,428,268	0.00%	1.25%	3.76%
2015	9.60	181,038	1,737,953	0.00%	1.25%	(2.24%)
2014	9.82	235,059	2,308,336	0.00%	1.25%	(0.41%)
2013	9.86	293,722	2,896,435	0.00%	1.25%	3.23%
2012	9.55	248,885	2,377,439	4.97%	1.25%	6.75%
2011	8.95	359,882	3,220,301	14.14%	1.25%	1.23%
High Yield Bond
01/01/2016 - 06/30/2016 (Unaudited)	$43.67	444,179	$19,395,908	0.00%	1.25%	6.40%
2015	41.04	443,664	18,208,846	0.00%	1.25%	(5.82%)
2014	43.58	521,581	22,730,346	0.00%	1.25%	(0.87%)
2013	43.96	632,839	27,821,994	0.00%	1.25%	5.91%
2012	41.51	712,270	29,565,434	6.75%	1.25%	13.86%
2011	36.46	735,377	26,808,303	10.35%	1.25%	2.14%
Inflation Managed
01/01/2016 - 06/30/2016 (Unaudited)	$37.40	483,667	$18,087,200	0.00%	1.25%	5.61%
2015	35.41	489,114	17,319,607	0.00%	1.25%	(4.26%)
2014	36.99	572,343	21,169,306	0.00%	1.25%	1.83%
2013	36.32	656,381	23,841,361	0.00%	1.25%	(10.05%)
2012	40.38	834,406	33,693,844	2.29%	1.25%	8.50%
2011	37.22	930,089	34,615,529	4.20%	1.25%	10.47%
Inflation Strategy
01/01/2016 - 06/30/2016 (Unaudited)	$10.01	18,068	$180,828	0.00%	1.25%	3.75%
2015	9.65	22,274	214,873	0.00%	1.25%	(4.41%)
2014	10.09	26,990	272,380	0.00%	1.25%	1.06%
2013	9.99	24,394	243,603	0.00%	1.25%	(10.59%)
2012	11.17	21,028	234,860	0.28%	1.25%	4.20%
06/28/2011 - 12/31/2011	10.72	46,129	494,462	4.03%	1.25%	6.78%
Managed Bond
01/01/2016 - 06/30/2016 (Unaudited)	$42.37	1,129,849	$47,873,114	0.00%	1.25%	3.60%
2015	40.90	1,220,031	49,895,517	0.00%	1.25%	(0.69%)
2014	41.18	1,377,752	56,735,458	0.00%	1.25%	3.14%
2013	39.93	1,551,193	61,935,745	0.00%	1.25%	(3.42%)
2012	41.34	1,851,232	76,533,958	4.98%	1.25%	9.34%
2011	37.81	2,155,475	81,497,092	4.47%	1.25%	2.55%
Short Duration Bond
01/01/2016 - 06/30/2016 (Unaudited)	$10.97	374,178	$4,106,267	0.00%	1.25%	1.06%
2015	10.86	344,679	3,742,881	0.00%	1.25%	(0.93%)
2014	10.96	369,395	4,049,002	0.00%	1.25%	(0.58%)
2013	11.03	443,908	4,894,225	0.00%	1.25%	(0.85%)
2012	11.12	390,496	4,342,286	0.76%	1.25%	1.91%
2011	10.91	449,655	4,906,595	1.73%	1.25%	(0.38%)

See Notes to Financial Statements	F-30	See explanation of references on F-39

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Emerging Markets Debt
01/01/2016 - 06/30/2016 (Unaudited)	$10.33	17,465	$180,444	0.00%	1.25%	13.72%
2015	9.09	15,751	143,108	0.00%	1.25%	(5.61%)
2014	9.63	24,695	237,699	0.00%	1.25%	(5.02%)
2013	10.13	23,222	235,337	0.00%	1.25%	(7.60%)
05/15/2012 - 12/31/2012	10.97	7,276	79,797	7.59%	1.25%	11.57%
Comstock
01/01/2016 - 06/30/2016 (Unaudited)	$15.45	265,324	$4,099,431	0.00%	1.25%	(0.79%)
2015	15.57	272,703	4,246,865	0.00%	1.25%	(7.22%)
2014	16.78	325,692	5,466,564	0.00%	1.25%	7.80%
2013	15.57	503,064	7,832,487	0.00%	1.25%	33.90%
2012	11.63	463,668	5,391,400	1.97%	1.25%	17.07%
2011	9.93	469,998	4,668,281	2.75%	1.25%	(3.32%)
Dividend Growth
01/01/2016 - 06/30/2016 (Unaudited)	$19.55	455,446	$8,903,954	0.00%	1.25%	6.12%
2015	18.42	433,597	7,988,181	0.00%	1.25%	0.82%
2014	18.27	489,775	8,949,414	0.00%	1.25%	10.71%
2013	16.50	548,398	9,051,055	0.00%	1.25%	28.50%
2012	12.84	610,856	7,845,999	1.61%	1.25%	13.13%
2011	11.35	707,240	8,030,009	2.05%	1.25%	1.99%
Equity Index
01/01/2016 - 06/30/2016 (Unaudited)	$64.51	869,165	$56,069,562	0.00%	1.25%	3.04%
2015	62.61	913,949	57,219,477	0.00%	1.25%	(0.12%)
2014	62.68	1,047,351	65,647,435	0.00%	1.25%	11.98%
2013	55.98	1,129,437	63,221,550	0.00%	1.25%	30.28%
2012	42.97	1,256,079	53,967,929	2.29%	1.25%	14.33%
2011	37.58	1,423,314	53,489,489	2.35%	1.25%	0.56%
Focused Growth
01/01/2016 - 06/30/2016 (Unaudited)	$19.73	229,284	$4,523,366	0.00%	1.25%	(2.51%)
2015	20.24	310,476	6,282,999	0.00%	1.25%	8.73%
2014	18.61	240,919	4,484,114	0.00%	1.25%	8.71%
2013	17.12	290,357	4,971,352	0.00%	1.25%	31.86%
2012	12.99	331,909	4,309,865	0.00%	1.25%	21.67%
2011	10.67	363,025	3,874,223	0.00%	1.25%	(10.82%)
Growth
01/01/2016 - 06/30/2016 (Unaudited)	$59.66	989,137	$59,016,127	0.00%	1.25%	(0.69%)
2015	60.08	1,060,806	63,733,190	0.00%	1.25%	6.13%
2014	56.61	1,147,607	64,967,162	0.00%	1.25%	7.52%
2013	52.65	1,300,050	68,447,076	0.00%	1.25%	32.54%
2012	39.72	1,517,528	60,279,707	0.87%	1.25%	16.77%
2011	34.02	1,726,137	58,721,370	0.94%	1.25%	(7.22%)
Large-Cap Growth
01/01/2016 - 06/30/2016 (Unaudited)	$11.32	318,227	$3,603,501	0.00%	1.25%	(4.80%)
2015	11.89	446,594	5,312,213	0.00%	1.25%	4.77%
2014	11.35	361,377	4,102,832	0.00%	1.25%	7.08%
2013	10.60	398,220	4,222,062	0.00%	1.25%	35.77%
2012	7.81	638,639	4,987,087	0.00%	1.25%	16.76%
2011	6.69	495,705	3,315,272	0.00%	1.25%	(0.19%)
Large-Cap Value
01/01/2016 - 06/30/2016 (Unaudited)	$22.48	570,178	$12,817,113	0.00%	1.25%	2.35%
2015	21.96	592,567	13,014,398	0.00%	1.25%	(4.19%)
2014	22.92	682,216	15,638,752	0.00%	1.25%	10.12%
2013	20.82	828,977	17,257,377	0.00%	1.25%	30.61%
2012	15.94	866,337	13,807,894	1.91%	1.25%	14.95%
2011	13.86	983,820	13,640,446	3.36%	1.25%	3.42%
Long/Short Large-Cap
01/01/2016 - 06/30/2016 (Unaudited)	$14.61	102,353	$1,495,335	0.00%	1.25%	(2.47%)
2015	14.98	109,493	1,640,194	0.00%	1.25%	(4.03%)
2014	15.61	191,810	2,994,010	0.00%	1.25%	14.09%
2013	13.68	122,492	1,675,887	0.00%	1.25%	33.45%
2012	10.25	94,598	969,827	0.67%	1.25%	16.62%
2011	8.79	135,336	1,189,768	1.31%	1.25%	(3.81%)

See Notes to Financial Statements	F-31	See explanation of references on F-39

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Main Street Core
01/01/2016 - 06/30/2016 (Unaudited)	$56.38	1,199,601	$67,639,163	0.00%	1.25%	4.05%
2015	54.19	1,266,188	68,612,342	0.00%	1.25%	2.07%
2014	53.09	1,437,303	76,304,562	0.00%	1.25%	9.44%
2013	48.51	1,599,031	77,568,849	0.00%	1.25%	30.13%
2012	37.28	1,825,641	68,055,589	1.01%	1.25%	15.56%
2011	32.26	2,052,310	66,202,453	1.08%	1.25%	(0.77%)
Mid-Cap Equity
01/01/2016 - 06/30/2016 (Unaudited)	$32.81	379,324	$12,447,221	0.00%	1.25%	4.52%
2015	31.40	410,735	12,895,684	0.00%	1.25%	0.30%
2014	31.30	455,022	14,242,838	0.00%	1.25%	2.93%
2013	30.41	557,139	16,942,520	0.00%	1.25%	34.52%
2012	22.61	598,737	13,535,110	0.65%	1.25%	6.01%
2011	21.32	699,961	14,926,065	0.53%	1.25%	(6.57%)
Mid-Cap Growth
01/01/2016 - 06/30/2016 (Unaudited)	$13.39	470,966	$6,308,131	0.00%	1.25%	1.43%
2015	13.20	477,763	6,308,854	0.00%	1.25%	(6.90%)
2014	14.18	529,256	7,506,759	0.00%	1.25%	7.15%
2013	13.24	619,568	8,201,651	0.00%	1.25%	31.44%
2012	10.07	722,400	7,275,748	0.38%	1.25%	6.15%
2011	9.49	959,104	9,099,661	0.00%	1.25%	(8.95%)
Mid-Cap Value
01/01/2016 - 06/30/2016 (Unaudited)	$23.24	68,739	$1,597,425	0.00%	1.25%	2.65%
2015	22.64	61,047	1,382,103	0.00%	1.25%	(1.61%)
2014	23.01	76,776	1,766,657	0.00%	1.25%	5.17%
2013	21.88	160,813	3,518,436	0.00%	1.25%	32.23%
2012	16.55	62,383	1,032,187	1.36%	1.25%	13.06%
2011	14.63	48,038	703,010	4.98%	1.25%	(6.86%)
Small-Cap Equity
01/01/2016 - 06/30/2016 (Unaudited)	$22.55	51,524	$1,162,121	0.00%	1.25%	8.06%
2015	20.87	59,581	1,243,574	0.00%	1.25%	(9.03%)
2014	22.94	71,786	1,646,961	0.00%	1.25%	0.45%
2013	22.84	95,166	2,173,653	0.00%	1.25%	33.77%
2012	17.07	63,526	1,084,656	1.43%	1.25%	14.48%
2011	14.91	91,484	1,364,385	1.24%	1.25%	(4.58%)
Small-Cap Growth
01/01/2016 - 06/30/2016 (Unaudited)	$14.64	403,180	$5,902,563	0.00%	1.25%	(8.83%)
2015	16.06	417,909	6,710,580	0.00%	1.25%	(9.49%)
2014	17.74	440,758	7,819,672	0.00%	1.25%	(0.88%)
2013	17.90	539,359	9,653,582	0.00%	1.25%	32.21%
2012	13.54	581,838	7,876,974	0.08%	1.25%	11.46%
2011	12.15	710,221	8,626,275	0.00%	1.25%	(4.30%)
Small-Cap Index
01/01/2016 - 06/30/2016 (Unaudited)	$25.18	367,320	$9,250,092	0.00%	1.25%	1.34%
2015	24.85	408,472	10,150,141	0.00%	1.25%	(6.11%)
2014	26.47	459,619	12,163,973	0.00%	1.25%	3.09%
2013	25.67	606,957	15,581,681	0.00%	1.25%	36.56%
2012	18.80	632,785	11,895,700	1.01%	1.25%	14.69%
2011	16.39	727,543	11,925,516	0.54%	1.25%	(5.69%)
Small-Cap Value
01/01/2016 - 06/30/2016 (Unaudited)	$34.20	153,011	$5,232,846	0.00%	1.25%	3.82%
2015	32.94	154,257	5,081,120	0.00%	1.25%	(5.52%)
2014	34.87	180,447	6,291,372	0.00%	1.25%	4.33%
2013	33.42	212,234	7,092,570	0.00%	1.25%	30.84%
2012	25.54	213,076	5,442,185	1.91%	1.25%	9.71%
2011	23.28	258,499	6,018,034	1.54%	1.25%	1.04%
Value Advantage
01/01/2016 - 06/30/2016 (Unaudited)	$12.57	6,935	$87,161	0.00%	1.25%	2.26%
2015	12.29	7,634	93,828	0.00%	1.25%	(5.88%)
2014	13.06	109,082	1,424,394	0.00%	1.25%	12.73%
08/15/2013 - 12/31/2013	11.58	12,290	142,365	0.00%	1.25%	10.00%

See Notes to Financial Statements	F-32	See explanation of references on F-39

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Emerging Markets
01/01/2016 - 06/30/2016 (Unaudited)	$28.16	401,140	$11,295,199	0.00%	1.25%	2.57%
2015	27.45	402,322	11,045,013	0.00%	1.25%	(15.11%)
2014	32.34	442,233	14,302,345	0.00%	1.25%	(6.18%)
2013	34.47	487,635	16,808,772	0.00%	1.25%	7.40%
2012	32.10	613,911	19,704,007	0.75%	1.25%	20.01%
2011	26.74	642,901	17,193,756	1.75%	1.25%	(18.98%)
International Large-Cap
01/01/2016 - 06/30/2016 (Unaudited)	$11.77	710,515	$8,359,447	0.00%	1.25%	(4.44%)
2015	12.31	748,962	9,221,399	0.00%	1.25%	(1.67%)
2014	12.52	830,548	10,399,977	0.00%	1.25%	(6.20%)
2013	13.35	948,003	12,655,757	0.00%	1.25%	16.95%
2012	11.41	1,113,642	12,711,919	1.51%	1.25%	21.01%
2011	9.43	1,266,553	11,947,484	3.15%	1.25%	(11.23%)
International Small-Cap
01/01/2016 - 06/30/2016 (Unaudited)	$11.03	71,394	$787,798	0.00%	1.25%	(1.83%)
2015	11.24	89,462	1,005,532	0.00%	1.25%	5.10%
2014	10.69	85,088	909,918	0.00%	1.25%	(3.63%)
2013	11.10	96,535	1,071,213	0.00%	1.25%	26.50%
2012	8.77	160,574	1,408,567	3.62%	1.25%	17.95%
2011	7.44	125,270	931,632	6.23%	1.25%	(13.35%)
International Value
01/01/2016 - 06/30/2016 (Unaudited)	$15.03	1,533,440	$23,054,263	0.00%	1.25%	(7.54%)
2015	16.26	1,594,106	25,921,922	0.00%	1.25%	(3.85%)
2014	16.91	1,711,612	28,945,758	0.00%	1.25%	(11.66%)
2013	19.14	1,876,566	35,922,529	0.00%	1.25%	20.17%
2012	15.93	2,135,574	34,018,696	3.36%	1.25%	16.35%
2011	13.69	2,383,394	32,630,746	7.68%	1.25%	(13.99%)
Health Sciences
01/01/2016 - 06/30/2016 (Unaudited)	$38.16	228,448	$8,718,279	0.00%	1.25%	(3.80%)
2015	39.67	293,358	11,637,487	0.00%	1.25%	8.23%
2014	36.65	380,104	13,932,340	0.00%	1.25%	22.99%
2013	29.80	403,193	12,016,391	0.00%	1.25%	54.55%
2012	19.28	359,843	6,939,238	0.00%	1.25%	24.12%
2011	15.54	357,009	5,546,915	0.00%	1.25%	10.55%
Real Estate
01/01/2016 - 06/30/2016 (Unaudited)	$56.00	160,888	$9,009,194	0.00%	1.25%	9.61%
2015	51.09	168,142	8,590,083	0.00%	1.25%	0.26%
2014	50.96	216,248	11,019,114	0.00%	1.25%	28.97%
2013	39.51	185,476	7,328,122	0.00%	1.25%	0.45%
2012	39.33	219,620	8,638,332	1.13%	1.25%	14.76%
2011	34.27	246,289	8,441,163	0.00%	1.25%	4.81%
Technology
01/01/2016 - 06/30/2016 (Unaudited)	$6.82	176,881	$1,205,844	0.00%	1.25%	(10.02%)
2015	7.58	240,896	1,825,160	0.00%	1.25%	(4.25%)
2014	7.91	234,735	1,857,388	0.00%	1.25%	8.49%
2013	7.29	244,057	1,780,061	0.00%	1.25%	20.98%
2012	6.03	317,059	1,911,521	0.00%	1.25%	5.80%
2011	5.70	364,427	2,076,604	0.00%	1.25%	(6.08%)
Absolute Return
01/01/2016 - 06/30/2016 (Unaudited)	$9.25	2,574	$23,795	0.00%	1.25%	(3.34%)
08/25/2015 - 12/31/2015	9.57	1,096	10,487	0.00%	1.25%	(1.62%)
Currency Strategies
01/01/2016 - 06/30/2016(Unaudited)	$10.87	2,945	$32,003	0.00%	1.25%	5.09%
2015	10.34	3,901	40,330	0.00%	1.25%	0.17%
2014	10.32	4,185	43,202	0.00%	1.25%	2.24%
2013	10.10	4,847	48,932	0.00%	1.25%	2.43%
11/08/2012 - 12/31/2012	9.86	311	3,063	0.00%	1.25%	0.96%
Equity Long/Short
01/01/2016 - 06/30/2016 (Unaudited)	$11.56	38,562	$445,733	0.00%	1.25%	0.44%
06/10/2015 - 12/31/2015	11.51	20,983	241,482	0.00%	1.25%	13.87%

See Notes to Financial Statements	F-33	See explanation of references on F-39

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Global Absolute Return
01/01/2016 - 06/30/2016 (Unaudited)	$10.46	4,655	$48,687	0.00%	1.25%	1.42%
2015	10.31	10,533	108,628	0.00%	1.25%	1.41%
2014	10.17	10,250	104,247	0.00%	1.25%	4.71%
2013	9.71	11,926	115,833	0.00%	1.25%	(2.38%)
12/14/2012 - 12/31/2012	9.95	841	8,366	0.00%	1.25%	0.52%
Pacific Dynamix - Conservative Growth
01/01/2016 - 06/30/2016 (Unaudited)	$15.41	102,386	$1,577,839	0.00%	1.25%	3.42%
2015	14.90	109,467	1,631,140	0.00%	1.25%	(2.33%)
2014	15.26	71,259	1,087,098	0.00%	1.25%	4.19%
2013	14.64	49,082	718,659	0.00%	1.25%	8.03%
2012	13.55	66,290	898,444	1.45%	1.25%	8.06%
2011	12.54	76,388	958,115	2.57%	1.25%	1.64%
Pacific Dynamix - Moderate Growth
01/01/2016 - 06/30/2016 (Unaudited)	$16.94	244,510	$4,142,703	0.00%	1.25%	2.91%
2015	16.46	251,132	4,134,550	0.00%	1.25%	(3.07%)
2014	16.99	247,534	4,204,416	0.00%	1.25%	4.22%
2013	16.30	240,931	3,926,412	0.00%	1.25%	13.52%
2012	14.36	197,044	2,828,709	1.29%	1.25%	10.35%
2011	13.01	201,839	2,625,781	2.66%	1.25%	(0.77%)
Pacific Dynamix - Growth
01/01/2016 - 06/30/2016 (Unaudited)	$18.53	202,468	$3,752,093	0.00%	1.25%	2.43%
2015	18.09	200,191	3,621,772	0.00%	1.25%	(3.66%)
2014	18.78	201,407	3,782,131	0.00%	1.25%	4.12%
2013	18.04	192,266	3,467,603	0.00%	1.25%	19.48%
2012	15.09	201,445	3,040,731	1.51%	1.25%	12.34%
2011	13.44	181,455	2,438,039	1.80%	1.25%	(3.06%)
Portfolio Optimization Conservative
01/01/2016 - 06/30/2016 (Unaudited)	$11.33	3,001,649	$34,015,845	0.00%	1.25%	2.98%
2015	11.00	3,094,955	34,058,934	0.00%	1.25%	(1.27%)
2014	11.15	3,589,424	40,010,362	0.00%	1.25%	2.11%
2013	10.92	4,094,974	44,703,464	0.00%	1.25%	1.76%
2012	10.73	4,776,681	51,245,429	2.29%	1.25%	8.74%
05/05/2011 - 12/31/2011	9.87	5,675,987	55,997,382	1.66%	1.25%	(0.92%)
Portfolio Optimization Moderate-Conservative
01/01/2016 - 06/30/2016 (Unaudited)	$11.68	3,626,734	$42,376,094	0.00%	1.25%	2.32%
2015	11.42	4,150,501	47,398,569	0.00%	1.25%	(1.64%)
2014	11.61	4,742,723	55,067,454	0.00%	1.25%	2.74%
2013	11.30	5,489,534	62,039,793	0.00%	1.25%	6.82%
2012	10.58	6,295,721	66,607,864	2.23%	1.25%	10.26%
05/03/2011 - 12/31/2011	9.60	6,744,174	64,710,347	1.42%	1.25%	(3.85%)
Portfolio Optimization Moderate
01/01/2016 - 06/30/2016 (Unaudited)	$12.02	12,297,817	$147,820,911	0.00%	1.25%	2.13%
2015	11.77	13,013,632	153,162,474	0.00%	1.25%	(1.60%)
2014	11.96	14,600,136	174,627,395	0.00%	1.25%	3.32%
2013	11.58	15,775,486	182,621,680	0.00%	1.25%	11.34%
2012	10.40	17,108,972	177,889,202	1.96%	1.25%	11.54%
05/03/2011 - 12/31/2011	9.32	18,669,940	174,038,828	1.28%	1.25%	(6.46%)
Portfolio Optimization Growth
01/01/2016 - 06/30/2016 (Unaudited)	$12.28	8,013,150	$98,417,438	0.00%	1.25%	1.54%
2015	12.10	8,565,609	103,603,036	0.00%	1.25%	(1.57%)
2014	12.29	9,525,267	117,046,652	0.00%	1.25%	3.78%
2013	11.84	10,431,350	123,512,794	0.00%	1.25%	16.00%
2012	10.21	11,293,959	115,279,322	1.65%	1.25%	12.60%
05/12/2011 - 12/31/2011	9.06	12,996,189	117,809,128	1.00%	1.25%	(8.24%)
Portfolio Optimization Aggressive-Growth
01/01/2016 - 06/30/2016 (Unaudited)	$12.26	3,364,488	$41,238,915	0.00%	1.25%	0.96%
2015	12.14	3,667,578	44,525,040	0.00%	1.25%	(2.14%)
2014	12.41	3,782,227	46,922,368	0.00%	1.25%	3.98%
2013	11.93	4,112,410	49,065,556	0.00%	1.25%	19.36%
2012	10.00	4,500,011	44,980,538	1.33%	1.25%	13.74%
06/24/2011 - 12/31/2011	8.79	5,335,357	46,889,899	0.85%	1.25%	(5.93%)

See Notes to Financial Statements	F-34	See explanation of references on F-39

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
PSF DFA Balanced Allocation (4)
06/06/2016 - 6/30/2016 (Unaudited)	$10.03	8,190	$82,144	0.00%	1.25%	(0.71%)
Invesco V.I. Balanced-Risk Allocation Series II
01/01/2016 - 06/30/2016 (Unaudited)	$17.58	74,311	$1,306,607	0.00%	1.25%	9.44%
2015	16.07	82,706	1,328,793	3.88%	1.25%	(5.59%)
2014	17.02	107,036	1,821,470	0.00%	1.25%	4.40%
2013	16.30	201,455	3,283,831	1.11%	1.25%	0.16%
2012	16.27	483,083	7,862,040	0.80%	1.25%	9.26%
2011	14.90	421,863	6,283,686	0.06%	1.25%	9.24%
Invesco V.I. Equity and Income Series II
01/01/2016 - 06/30/2016 (Unaudited)	$10.26	19,364	$198,667	0.00%	1.25%	1.17%
2015	10.14	20,251	205,373	3.04%	1.25%	(3.80%)
09/24/2014 - 12/31/2014	10.54	5,497	57,942	0.38%	1.25%	0.68%
Invesco V.I. Global Real Estate Series II
01/01/2016 - 06/30/2016 (Unaudited)	$9.93	3,303	$32,784	0.00%	1.25%	5.94%
07/24/2015 - 12/31/2015	9.37	2,730	25,583	11.50%	1.25%	(1.93%)
American Century VP Mid Cap Value Class II
01/01/2016 - 06/30/2016 (Unaudited)	$15.41	120,324	$1,854,734	1.77%	1.25%	9.90%
2015	14.03	58,484	820,323	1.75%	1.25%	(2.80%)
2014	14.43	159,093	2,295,861	1.00%	1.25%	14.79%
03/12/2013 - 12/31/2013	12.57	28,554	358,957	1.39%	1.25%	17.27%
American Funds IS Asset Allocation Fund Class 4
01/01/2016 - 06/30/2016 (Unaudited)	$10.20	1,105,339	$11,275,377	0.49%	1.25%	3.81%
10/30/2015 - 12/31/2015	9.83	1,142,318	11,225,010	See Note (5)	1.25%	(1.73%)
American Funds IS Blue Chip Income and Growth Fund Class 4 (4)
01/14/2016 - 6/30/2016 (Unaudited)	$10.65	118,414	$1,261,551	1.51%	1.25%	15.83%
American Funds IS Bond Fund Class 4 (4)
02/16/2016 - 6/30/2016 (Unaudited)	$10.36	9,698	$100,481	0.09%	1.25%	3.59%
American Funds IS Capital Income Builder Class 4
01/01/2016 - 06/30/2016 (Unaudited)	$10.04	9,354	$93,896	2.69%	1.25%	4.59%
2015	9.60	6,220	59,698	3.24%	1.25%	(3.01%)
09/24/2014 - 12/31/2014	9.90	496	4,911	2.06%	1.25%	(1.74%)
American Funds IS Global Balanced Fund Class 4 (4)
02/16/2016 - 6/30/2016 (Unaudited)	$10.07	14,893	$150,015	0.00%	1.25%	7.42%
American Funds IS Global Bond Fund Class 4 (4)
02/16/2016 - 6/30/2016 (Unaudited)	$10.50	12,937	$135,828	0.00%	1.25%	5.67%
American Funds IS Global Growth and Income Fund Class 4 (6)
02/16/2016 - 06/30/2016 (Unaudited)	$9.88	2,467	$24,367	0.90%	1.25%	8.67%
11/02/2015 - 11/09/2015	9.95	-	-	0.00%	1.25%	(1.43%)
American Funds IS Global Growth Fund Class 4
01/01/2016 - 06/30/2016 (Unaudited)	$10.78	22,743	$245,091	0.21%	1.25%	(4.14%)
2015	11.24	128,113	1,440,213	2.15%	1.25%	5.36%
2014	10.67	4,646	49,569	1.58%	1.25%	0.75%
11/18/2013 - 12/31/2013	10.59	897	9,503	See Note (5)	1.25%	4.47%
American Funds IS Global Small Capitalization Fund Class 4
01/01/2016 - 06/30/2016 (Unaudited)	$9.40	121	$1,140	0.00%	1.25%	(4.67%)
11/03/2015 - 12/31/2015	9.86	680	6,704	0.00%	1.25%	(3.52%)
American Funds IS Growth Fund Class 4
01/01/2016 - 06/30/2016 (Unaudited)	$9.94	604,537	$6,007,729	0.30%	1.25%	0.20%
10/30/2015 - 12/31/2015	9.92	707,304	7,014,684	4.09%	1.25%	(0.83%)
American Funds IS Growth-Income Fund Class 4
01/01/2016 - 06/30/2016 (Unaudited)	$10.03	752,959	$7,554,297	0.47%	1.25%	2.36%
10/30/2015 - 12/31/2015	9.80	793,158	7,774,438	7.53%	1.25%	(1.98%)
American Funds IS High-Income Bond Fund Class 4 (4)
02/16/2016 - 6/30/2016 (Unaudited)	$10.22	15,972	$163,232	5.14%	1.25%	12.50%

See Notes to Financial Statements	F-35	See explanation of references on F-39

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
American Funds IS International Fund Class 4
01/01/2016 - 06/30/2016 (Unaudited)	$8.82	13,227	$116,687	0.22%	1.25%	(1.94%)
2015	9.00	13,923	125,262	1.30%	1.25%	(5.93%)
05/02/2014 - 12/31/2014	9.56	1,178	11,270	2.26%	1.25%	(4.49%)
American Funds IS International Growth and Income Fund Class 4
01/01/2016 - 06/30/2016 (Unaudited)	$9.14	49,223	$449,821	0.39%	1.25%	0.36%
2015	9.11	45,687	416,023	2.06%	1.25%	(6.99%)
2014	9.79	37,039	362,621	4.80%	1.25%	(4.59%)
11/18/2013 - 12/31/2013	10.26	2,541	26,075	See Note (5)	1.25%	2.15%
American Funds IS Managed Risk Asset Allocation Fund Class P2
01/01/2016 - 06/30/2016 (Unaudited)	$10.47	11	$117	0.03%	1.25%	2.50%
04/22/2015 - 12/31/2015	10.22	11	114	0.44%	1.25%	(3.96%)
05/15/2014 - 10/15/2014	10.01	-	-	0.02%	1.25%	(1.85%)
American Funds IS New World Fund Class 4
01/01/2016 - 06/30/2016 (Unaudited)	$8.93	28,066	$250,680	0.06%	1.25%	1.49%
2015	8.80	28,980	255,050	0.60%	1.25%	(4.57%)
2014	9.22	10,501	96,843	1.59%	1.25%	(9.27%)
11/01/2013 - 12/31/2013	10.17	119	1,213	See Note (5)	1.25%	1.65%
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4
01/01/2016 - 06/30/2016 (Unaudited)	$10.53	45,897	$483,484	0.19%	1.25%	3.27%
2015	10.20	97,396	993,481	2.68%	1.25%	0.03%
2014	10.20	38,148	389,017	3.42%	1.25%	3.45%
12/31/2013 - 12/31/2013	9.86	4,053	39,947	0.00%	1.25%	0.00%
BlackRock Global Allocation V.I. Class III
01/01/2016 - 06/30/2016 (Unaudited)	$11.71	1,104,918	$12,934,209	0.00%	1.25%	(0.54%)
2015	11.77	1,293,343	15,222,396	1.01%	1.25%	(2.23%)
2014	12.04	1,478,011	17,792,838	2.16%	1.25%	0.67%
2013	11.96	1,583,145	18,932,388	1.05%	1.25%	12.99%
2012	10.58	1,723,178	18,237,147	1.42%	1.25%	8.60%
2011	9.75	1,889,691	18,416,074	2.29%	1.25%	(4.83%)
BlackRock iShares Alterative Strategies V.I. Class I
01/01/2016 - 06/30/2016 (Unaudited)	$11.00	7,297	$80,254	0.00%	1.25%	9.93%
2015	10.00	7,164	71,675	4.64%	1.25%	(2.25%)
07/31/2014 - 12/31/2014	10.24	2,096	21,456	2.90%	1.25%	0.27%
BlackRock iShares Dynamic Allocation V.I. Class I
01/01/2016 - 06/30/2016 (Unaudited)	$9.88	430	$4,248	0.00%	1.25%	3.69%
01/26/2015 - 12/31/2015	9.52	440	4,187	1.91%	1.25%	(5.93%)
BlackRock iShares Dynamic Fixed Income V.I. Class I
01/01/2016 - 06/30/2016 (Unaudited)	$10.28	7,963	$81,871	0.00%	1.25%	4.99%
07/14/2015 - 12/31/2015	9.79	8,247	80,758	4.39%	1.25%	(1.48%)
Fidelity VIP Contrafund Service Class 2
01/01/2016 - 06/30/2016 (Unaudited)	$13.77	123,978	$1,707,522	0.00%	1.25%	(0.03%)
2015	13.78	178,401	2,457,875	0.90%	1.25%	(0.83%)
2014	13.89	99,207	1,378,267	0.58%	1.25%	10.27%
01/04/2013 - 12/31/2013	12.60	112,321	1,415,158	1.51%	1.25%	25.76%
Fidelity VIP FundsManager 60% Service Class 2
01/01/2016 - 06/30/2016 (Unaudited)	$12.47	8,068	$100,575	0.03%	1.25%	1.29%
2015	12.31	21,065	259,259	1.09%	1.25%	(0.98%)
2014	12.43	9,616	119,516	1.16%	1.25%	3.95%
2013	11.96	6,089	72,807	1.23%	1.25%	16.92%
05/02/2012 - 12/31/2012	10.23	3,876	39,638	1.91%	1.25%	2.26%
Fidelity VIP Government Money Market Service Class
01/01/2016 - 06/30/2016 (Unaudited)	$9.74	990,566	$9,645,847	0.07%	1.25%	(0.58%)
2015	9.79	1,210,791	11,859,567	0.01%	1.25%	(1.23%)
04/30/2014 - 12/31/2014	9.92	1,178,555	11,687,860	0.01%	1.25%	(0.83%)
Fidelity VIP Strategic Income Service Class 2
01/01/2016 - 06/30/2016 (Unaudited)	$10.37	23,737	$246,163	0.00%	1.25%	5.24%
2015	9.85	32,243	317,725	3.03%	1.25%	(3.15%)
01/24/2014 - 12/31/2014	10.17	7,291	74,183	1.45%	1.25%	1.54%

See Notes to Financial Statements	F-36	See explanation of references on F-39

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
First Trust/Dow Jones Dividend & Income Allocation Class I
01/01/2016 - 06/30/2016 (Unaudited)	$13.10	28,846	$378,024	1.25%	1.25%	5.85%
2015	12.38	14,846	183,805	2.08%	1.25%	(1.15%)
2014	12.53	10,571	132,411	0.72%	1.25%	8.67%
2013	11.53	6,102	70,327	1.09%	1.25%	11.35%
10/03/2012 - 12/31/2012	10.35	2,463	25,494	2.50%	1.25%	(0.04%)
Franklin Founding Funds Allocation VIP Class 4
01/01/2016 - 06/30/2016 (Unaudited)	$11.89	139,020	$1,652,991	7.42%	1.25%	1.48%
2015	11.72	152,420	1,785,818	2.86%	1.25%	(7.40%)
2014	12.65	191,048	2,417,397	3.31%	1.25%	1.47%
2013	12.47	179,389	2,236,889	10.10%	1.25%	22.14%
2012	10.21	159,856	1,631,934	2.72%	1.25%	13.74%
2011	8.98	165,274	1,483,459	0.02%	1.25%	(2.89%)
Franklin Income VIP Class 2 (6)
02/08/2016 - 06/30/2016 (Unaudited)	$9.41	5,547	$52,215	15.40%	1.25%	11.41%
11/02/2015 - 11/20/2015	9.24	-	-	0.00%	1.25%	(1.81%)
Franklin Mutual Global Discovery VIP Class 2
01/01/2016 - 06/30/2016 (Unaudited)	$12.17	80,114	$974,779	0.00%	1.25%	(1.13%)
2015	12.31	80,433	989,866	2.67%	1.25%	(4.85%)
2014	12.93	77,210	998,599	2.88%	1.25%	4.40%
02/19/2013 - 12/31/2013	12.39	64,389	797,715	2.47%	1.25%	17.89%
Franklin Rising Dividends VIP Class 2
01/01/2016 - 06/30/2016 (Unaudited)	$13.99	168,154	$2,353,137	4.94%	1.25%	9.26%
2015	12.81	60,698	777,454	1.54%	1.25%	(4.84%)
2014	13.46	68,997	928,746	1.91%	1.25%	7.37%
02/14/2013 - 12/31/2013	12.54	60,032	752,589	2.01%	1.25%	19.70%
Templeton Global Bond VIP Class 2
01/01/2016 - 06/30/2016 (Unaudited)	$9.25	77,604	$717,895	0.00%	1.25%	(2.48%)
2015	9.49	79,263	751,903	7.53%	1.25%	(5.49%)
2014	10.04	100,754	1,011,338	5.53%	1.25%	0.57%
01/22/2013 - 12/31/2013	9.98	75,384	752,403	4.62%	1.25%	(0.33%)
GE Investments Total Return Class 3
01/01/2016 - 06/30/2016 (Unaudited)	$16.79	37,928	$636,788	0.00%	1.25%	2.20%
2015	16.43	49,235	808,807	1.27%	1.25%	(2.57%)
2014	16.86	70,832	1,194,272	1.59%	1.25%	3.77%
2013	16.25	61,263	995,420	1.28%	1.25%	13.22%
2012	14.35	62,075	890,867	1.35%	1.25%	10.85%
2011	12.95	94,640	1,225,235	1.59%	1.25%	(4.30%)
Ivy Funds VIP Asset Strategy
01/01/2016 - 06/30/2016 (Unaudited)	$8.50	2,270	$19,292	1.15%	1.25%	(3.29%)
2015	8.79	2,147	18,868	0.40%	1.25%	(9.49%)
05/15/2014 - 12/31/2014	9.71	3,965	38,499	0.81%	1.25%	(1.96%)
Ivy Funds VIP Energy
01/01/2016 - 06/30/2016 (Unaudited)	$8.04	11,720	$94,271	0.27%	1.25%	15.29%
05/01/2015 - 12/31/2015	6.98	12,376	86,345	0.01%	1.25%	(30.23%)
Janus Aspen Series Balanced Service Shares
01/01/2016 - 06/30/2016 (Unaudited)	$12.23	219,524	$2,685,815	2.25%	1.25%	(1.18%)
2015	12.38	229,901	2,846,392	1.32%	1.25%	(0.84%)
2014	12.49	261,017	3,258,910	1.55%	1.25%	6.89%
04/12/2013 - 12/31/2013	11.68	221,049	2,581,897	1.99%	1.25%	10.41%
Janus Aspen Series Flexible Bond Service Shares
01/01/2016 - 06/30/2016 (Unaudited)	$10.33	9,416	$97,234	0.55%	1.25%	3.69%
2015	9.96	13,635	135,782	1.23%	1.25%	(1.30%)
10/13/2014 - 12/31/2014	10.09	9,120	92,023	3.93%	1.25%	(0.28%)
JPMorgan Insurance Trust Global Allocation Class 2
01/01/2016 - 06/30/2016 (Unaudited)	$9.51	1,869	$17,776	0.00%	1.25%	1.10%
11/03/2015 - 12/31/2015	9.41	1,871	17,598	See Note (5)	1.25%	(3.26%)

See Notes to Financial Statements	F-37	See explanation of references on F-39

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
JPMorgan Insurance Trust Income Builder Class 2
01/01/2016 - 06/30/2016 (Unaudited)	$9.80	4,340	$42,517	0.00%	1.25%	2.89%
10/23/2015 - 12/31/2015	9.52	4,440	42,279	See Note (5)	1.25%	(2.41%)
ClearBridge Variable Aggressive Growth - Class II (4)
03/24/2016 - 6/30/2016 (Unaudited)	$9.26	489	$4,527	0.08%	1.25%	(0.03%)
Lord Abbett Bond Debenture Class VC
01/01/2016 - 06/30/2016 (Unaudited)	$11.22	49,654	$557,346	0.00%	1.25%	5.27%
2015	10.66	54,914	585,533	3.44%	1.25%	(2.75%)
2014	10.96	47,924	525,473	5.55%	1.25%	3.05%
02/07/2013 - 12/31/2013	10.64	27,643	294,123	8.81%	1.25%	5.50%
Lord Abbett International Core Equity Class VC
01/01/2016 - 06/30/2016 (Unaudited)	$8.23	9,982	$82,120	0.00%	1.25%	(6.61%)
2015	8.81	21,443	188,894	1.94%	1.25%	(3.00%)
11/05/2014 - 12/31/2014	9.08	1,301	11,818	6.91%	1.25%	(3.30%)
Lord Abbett Total Return Class VC
01/01/2016 - 06/30/2016 (Unaudited)	$10.47	77,741	$813,941	0.00%	1.25%	4.95%
2015	9.98	13,782	137,498	4.23%	1.25%	(1.89%)
08/13/2014 - 12/31/2014	10.17	17,786	180,853	8.91%	1.25%	0.48%
MFS Total Return Series - Service Class
01/01/2016 - 06/30/2016 (Unaudited)	$13.43	45,070	$605,236	0.00%	1.25%	4.69%
2015	12.83	37,530	481,388	2.47%	1.25%	(1.81%)
2014	13.06	48,253	630,370	1.61%	1.25%	6.89%
2013	12.22	43,969	537,363	1.40%	1.25%	17.26%
2012	10.42	15,837	165,056	3.50%	1.25%	9.55%
05/09/2011 - 12/31/2011	9.51	3,620	34,443	3.66%	1.25%	(4.45%)
MFS Utilities Series - Service Class
01/01/2016 - 06/30/2016 (Unaudited)	$12.48	64,176	$800,941	0.00%	1.25%	14.40%
2015	10.91	25,635	279,665	3.38%	1.25%	(15.82%)
2014	12.96	115,152	1,492,289	2.20%	1.25%	11.07%
02/04/2013 - 12/31/2013	11.67	1,907	22,255	3.66%	1.25%	14.95%
Neuberger Berman AMT Absolute Return Multi-Manager Class S (4)
01/21/2016 - 6/30/2016 (Unaudited)	$9.55	510	$4,876	0.00%	1.25%	1.32%
Oppenheimer Global Fund/VA Service Shares (4)
03/16/2016 - 6/30/2016 (Unaudited)	$8.88	2,021	$17,940	2.69%	1.25%	(1.55%)
Oppenheimer International Growth Fund/VA Service Shares (4)
03/30/2016 - 6/30/2016 (Unaudited)	$9.52	1,528	$14,553	3.41%	1.25%	(4.28%)
PIMCO All Asset All Authority - Advisor Class
01/01/2016 - 06/30/2016 (Unaudited)	$8.84	15,206	$134,346	3.11%	1.25%	9.40%
2015	8.08	8,852	71,492	2.41%	1.25%	(13.49%)
05/15/2014 - 12/31/2014	9.34	20,647	192,759	8.38%	1.25%	(7.70%)
PIMCO CommodityRealReturn Strategy - Advisor Class
01/01/2016 - 06/30/2016 (Unaudited)	$5.71	110,281	$629,473	1.66%	1.25%	15.17%
2015	4.96	2,461	12,198	2.41%	1.25%	(26.59%)
2014	6.75	1,018	6,874	0.27%	1.25%	(19.63%)
02/05/2013 - 12/31/2013	8.40	616	5,171	0.44%	1.25%	(18.17%)
VanEck VIP Global Hard Assets Class S
01/01/2016 - 06/30/2016 (Unaudited)	$7.08	65,889	$466,369	0.20%	1.25%	27.44%
2015	5.55	7,820	43,431	0.03%	1.25%	(34.45%)
2014	8.47	10,555	89,440	0.00%	1.25%	(20.35%)
01/22/2013 - 12/31/2013	10.64	14,766	157,090	0.02%	1.25%	4.16%

See Notes to Financial Statements	F-38	See explanation of references on F-39

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

Explanation of References for Financial Highlights on pages F-30 through F-38

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(2)	The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios for periods of less than one full year are annualized.
(3)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees assessed through the daily AUV calculation. These fees are assessed at an annual rate of 1.25% of the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(4)	Operations commenced during 2016 (see Note 1 in Notes to Financial Statements).
(5)	Subsequent to commencement of operations, the American Funds IS Asset Allocation Fund Class 4, American Funds IS Global Growth Fund Class 4, American Funds IS International Growth and Income Fund Class 4, American Funds IS New World Fund Class 4, JPMorgan Insurance Trust Global Allocation Class 2, and JPMorgan Insurance Trust Income Builder Class 2 Variable Accounts received their annual distributions. The annualized investment income ratios were 8.97%, 9.01%, 29.26%, 7.57%, 8.69%, and 15.33%, respectively. Prior to annualization, the ratios were 1.47%, 1.06%, 3.45%, 1.20%, 1.38%, and 2.81%, respectively.
(6)	Operations commenced during 2015 and all units were fully redeemed or transferred prior to December 31, 2015. Operations resumed during 2016 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	F-39

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

The Pacific Select Variable Annuity Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2016 was comprised of one hundred five subaccounts (“Variable Accounts”). The Variable Accounts with no units outstanding during the reporting period are not presented in this semi-annual report. The assets in each of the Variable Accounts presented in these financial statements invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, and VanEck VIP Trust (collectively, the “Funds”).

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through D of this report or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The following thirteen Variable Accounts commenced or resumed operations during the reporting period:

	Commenced		Commenced
	or Resumed		or Resumed
Variable Accounts	Operations on	Variable Accounts	Operations on
Core Income	January 8, 2016	American Funds IS High-Income Bond Fund Class 4	February 16, 2016
PSF DFA Balanced Allocation	June 6, 2016	Franklin Income VIP Class 2	February 8, 2016
American Funds IS Blue Chip Income and Growth Fund Class 4	January 14, 2016	ClearBridge Variable Aggressive Growth - Class II	March 24, 2016
American Funds IS Bond Fund Class 4	February 16, 2016	Neuberger Berman AMT Absolute Return Multi-Manager Class S	January 21, 2016
American Funds IS Global Balanced Fund Class 4	February 16, 2016	Oppenheimer Global Fund/VA Service Shares	March 16, 2016
American Funds IS Global Bond Fund Class 4	February 16, 2016	Oppenheimer International Growth Fund/VA Service Shares	March 30,2016
American Funds IS Global Growth and Income Fund Class 4	February 16, 2016

On March 6, 2015, the net assets of the PIMCO Global Multi-Asset Managed Allocation Portfolio - Advisor Class, the underlying Portfolio for the PIMCO Global Multi-Asset Managed Allocation - Advisor Class Variable Account, were transferred to the Janus Aspen Series Balanced Portfolio Service Shares, the underlying Portfolio for the Janus Aspen Series Balanced Service Shares Variable Account through a substitution (the “March 6, 2015 Substitution”). In connection with the March 6, 2015 Substitution, any units that remained in the PIMCO Global Multi-Asset Managed Allocation - Advisor Class Variable Account after the close of business on March 6, 2015 were transferred to the Janus Aspen Series Balanced Service Shares Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the Janus Aspen Series Balanced Portfolio and PIMCO Global Multi-Asset Managed Allocation Portfolio, as of the close of business on March 6, 2015. The PIMCO Global Multi-Asset Managed Allocation - Advisor Class Variable Account is not included in this semi-annual report.

On October 30, 2015, the net assets of Pacific Select Fund’s American Funds Asset Allocation Portfolio Class I, American Funds Growth Portfolio Class I, and American Funds Growth-Income Portfolio Class I (collectively, the “Liquidated Portfolios”), the underlying Portfolios for the American Funds Asset Allocation, American Funds Growth, and American Funds Growth-Income Variable Accounts (collectively, the “Liquidated Variable Accounts”), respectively, were transferred to the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 (collectively, the “Substituted Portfolios”), the underlying Portfolios for the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 Variable Accounts (collectively, the “Substituted Variable Accounts”), respectively, through a liquidation and plan of substitution (the “October 30, 2015 Substitutions”). In connection with the October 30, 2015 Substitutions, any units that remained in each of the Liquidated Variable Accounts after the close of business on October 30, 2015 were transferred to the respective Substituted Variable Accounts. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Substituted Portfolios and Liquidated Portfolios, as of the close of business on October 30, 2015. The Liquidated Variable Accounts are not included in this semi-annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.

The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

G-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. Therefore, no dividends and capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the period ended June 30, 2016.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks Pacific Life assumes at an annual rate of 1.25% of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts.

Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in net assets derived from Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through redemption of units. Withdrawal and surrender charges are included in contract benefits and terminations; and maintenance fees, any other optional benefit riders and state premium taxes are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for class I shares and a class-specific 12b-1 distrubution and service fees for class D shares to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distrubution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distrbution and/or service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are included in Section C of this report.

G-2

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

For the period ended June 30, 2016, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contract funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended June 30, 2016 were as follows:

Variable Accounts	Purchases	Sales
Core Income (1)	$298,171	$290,032
Diversified Bond	1,263,634	806,781
Floating Rate Income	7,489	507,184
Floating Rate Loan	293,647	679,567
High Yield Bond	1,643,728	1,761,727
Inflation Managed	1,311,223	1,640,764
Inflation Strategy	281,344	323,832
Managed Bond	1,448,925	5,498,187
Short Duration Bond	941,880	643,837
Emerging Markets Debt	156,404	144,860
Comstock	272,603	408,093
Dividend Growth	1,144,453	778,870
Equity Index	3,965,422	7,263,679
Focused Growth	531,854	2,074,161
Growth	88,818	4,568,594
Large-Cap Growth	120,004	1,563,763
Large-Cap Value	533,831	1,085,650
Long/Short Large-Cap	35,901	147,937
Main Street Core	709,089	4,664,573
Mid-Cap Equity	216,156	1,258,314
Mid-Cap Growth	1,061,515	1,161,277
Mid-Cap Value	500,028	322,215
Small-Cap Equity	86,893	252,662
Small-Cap Growth	159,423	411,104
Small-Cap Index	18,699	1,070,995
Small-Cap Value	331,195	396,816
Value Advantage	121,011	125,061
Emerging Markets	530,086	614,308
International Large-Cap	139,820	638,361
International Small-Cap	38,283	239,260
International Value	287,275	1,360,535
Health Sciences	799,244	3,201,098
Real Estate	1,239,742	1,585,148
Technology	21,807	466,256
Absolute Return	50,799	36,241
Currency Strategies	55,503	65,852
Equity Long/Short	321,606	118,841
Global Absolute Return	394	61,860
Pacific Dynamix - Conservative Growth	3,021	116,811
Pacific Dynamix - Moderate Growth	26,896	157,482
Pacific Dynamix - Growth	217,021	200,665
Portfolio Optimization Conservative	2,835,327	4,191,159
Portfolio Optimization Moderate-Conservative	426,340	6,635,503
Portfolio Optimization Moderate	372,909	9,622,112
Portfolio Optimization Growth	1,363,334	8,549,482
Portfolio Optimization Aggressive-Growth	31,103	3,860,286
PSF DFA Balanced Allocation (1)	82,135	5
Invesco V.I. Balanced-Risk Allocation Series II	137,658	282,889
Invesco V.I. Equity and Income Series II	27,539	37,579
Invesco V.I. Global Real Estate Series II	117,297	111,824

Variable Accounts	Purchases	Sales
American Century VP Mid Cap Value Class II	$1,212,209	$254,143
American Funds IS Asset Allocation Fund Class 4	1,351,123	1,459,806
American Funds IS Blue Chip Income and Growth Fund Class 4 (1)	1,395,888	86,704
American Funds IS Bond Fund Class 4 (1)	381,127	284,530
American Funds IS Capital Income Builder Class 4	63,624	32,942
American Funds IS Global Balanced Fund Class 4 (1)	147,418	305
American Funds IS Global Bond Fund Class 4 (1)	133,779	249
American Funds IS Global Growth and Income Fund Class 4 (1)	23,344	119
American Funds IS Global Growth Fund Class 4	86,950	1,152,667
American Funds IS Global Small Capitalization Fund Class 4	1,250	6,282
American Funds IS Growth Fund Class 4	812,661	1,233,730
American Funds IS Growth-Income Fund Class 4	1,123,639	714,511
American Funds IS High-Income Bond Fund Class 4 (1)	159,353	586
American Funds IS International Fund Class 4	18,151	14,393
American Funds IS International Growth and Income Fund Class 4	75,696	44,420
American Funds IS Managed Risk Asset Allocation Fund Class P2	58,034	57,917
American Funds IS New World Fund Class 4	36,509	48,875
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	1,351,255	1,891,520
BlackRock Global Allocation V.I. Class III	117,360	2,343,417
BlackRock iShares Alternative Strategies V.I. Class I	3,310	2,355
BlackRock iShares Dynamic Allocation V.I. Class I	-	115
BlackRock iShares Dynamic Fixed Income V.I. Class I	281,734	289,047
Fidelity VIP Contrafund Service Class 2	846,945	1,402,747
Fidelity VIP FundsManager 60% Service Class 2	8,107	159,745
Fidelity VIP Government Money Market Service Class	2,889,734	5,103,582
Fidelity VIP Strategic Income Service Class 2	137,090	226,080
First Trust/Dow Jones Dividend & Income Allocation Class I	269,772	82,055
Franklin Founding Funds Allocation VIP Class 4	124,633	173,201
Franklin Income VIP Class 2 (1)	50,398	259
Frankin Mutual Global Discovery VIP Class 2	129,569	141,110
Frankin Rising Dividends VIP Class 2	2,004,978	277,846
Templeton Global Bond VIP Class 2	46,931	65,520
GE Investments Total Return Class 3	46,356	236,547
Ivy Funds VIP Asset Strategy	10,593	9,703
Ivy Funds VIP Energy	22,825	32,478
Janus Aspen Series Balanced Service Shares	252,390	322,902
Janus Aspen Series Flexible Bond Service Shares	866,229	918,339
JPMorgan Insurance Trust Global Allocation Class 2	-	123
JPMorgan Insurance Trust Income Builder Class 2	-	1,209

G-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Variable Accounts	Purchases	Sales
ClearBridge Variable Aggressive Growth - Class II (1)	$4,531	$16
Lord Abbett Bond Debenture Class VC	463,338	533,743
Lord Abbett International Core Equity Class VC	1,725	98,783
Lord Abbett Total Return Class VC	855,571	210,092
MFS Total Return Series - Service Class	154,602	60,054
MFS Utilities Series - Service Class	511,675	76,259
Neuberger Berman AMT Absolute Return Multi- Manager Class S (1)	5,341	549

Variable Accounts	Purchases	Sales
Oppenheimer Global Fund/VA Service Shares (1)	$19,639	$73
Oppenheimer International Growth Fund/VA Service Shares (1)	15,665	53
PIMCO All Asset All Authority - Advisor Class	97,857	42,513
PIMCO CommodityRealReturn Strategy - Advisor Class	592,076	2,541
VanEck VIP Global Hard Assets Class S	610,556	212,955

(1)  Operations commenced or resumed during 2016.

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings
Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2016, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section E of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGE IN UNITS OUTSTANDING

The changes in units outstanding for the period ended June 30, 2016 and for the year or period ended December 31, 2015 were as follows:

	2016			2015
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Core Income (1)	31,284	(29,744)	1,540
Diversified Bond	104,474	(69,643)	34,831	112,549	(96,598)	15,951
Floating Rate Income	749	(49,468)	(48,719)	46,808	(7,060)	39,748
Floating Rate Loan	32,744	(70,390)	(37,646)	69,390	(123,411)	(54,021)
High Yield Bond	57,014	(56,499)	515	74,347	(152,264)	(77,917)
Inflation Managed	40,920	(46,367)	(5,447)	15,716	(98,945)	(83,229)
Inflation Strategy	28,575	(32,781)	(4,206)	8,752	(13,468)	(4,716)
Managed Bond	53,500	(143,682)	(90,182)	96,043	(253,764)	(157,721)
Short Duration Bond	91,230	(61,731)	29,499	113,193	(137,909)	(24,716)
Emerging Markets Debt	16,535	(14,821)	1,714	15,326	(24,270)	(8,944)
Comstock	22,688	(30,067)	(7,379)	19,946	(72,935)	(52,989)
Dividend Growth	69,030	(47,181)	21,849	35,026	(91,204)	(56,178)
Equity Index	75,131	(119,915)	(44,784)	91,679	(225,081)	(133,402)
Focused Growth	30,505	(111,697)	(81,192)	127,948	(58,391)	69,557
Growth	7,090	(78,759)	(71,669)	40,309	(127,110)	(86,801)
Large-Cap Growth	13,979	(142,346)	(128,367)	217,826	(132,609)	85,217
Large-Cap Value	24,364	(46,753)	(22,389)	47,345	(136,994)	(89,649)
Long/Short Large-Cap	3,429	(10,569)	(7,140)	25,559	(107,876)	(82,317)
Main Street Core	23,011	(89,598)	(66,587)	17,999	(189,114)	(171,115)
Mid-Cap Equity	6,298	(37,709)	(31,411)	80,937	(125,224)	(44,287)
Mid-Cap Growth	89,372	(96,169)	(6,797)	227,232	(278,725)	(51,493)
Mid-Cap Value	22,538	(14,846)	7,692	25,586	(41,315)	(15,729)
Small-Cap Equity	4,437	(12,494)	(8,057)	36,896	(49,101)	(12,205)
Small-Cap Growth	20,818	(35,547)	(14,729)	118,245	(141,094)	(22,849)
Small-Cap Index	3,818	(44,970)	(41,152)	78,861	(130,008)	(51,147)
Small-Cap Value	13,510	(14,756)	(1,246)	19,643	(45,833)	(26,190)
Value Advantage	10,167	(10,866)	(699)	14,801	(116,249)	(101,448)
Emerging Markets	24,905	(26,087)	(1,182)	35,877	(75,788)	(39,911)
International Large-Cap	26,005	(64,452)	(38,447)	116,631	(198,217)	(81,586)
International Small-Cap	6,202	(24,270)	(18,068)	51,991	(47,617)	4,374
International Value	54,240	(114,906)	(60,666)	84,094	(201,600)	(117,506)

G-4

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	2016			2015
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Health Sciences	26,901	(91,811)	(64,910)	76,109	(162,855)	(86,746)
Real Estate	25,352	(32,606)	(7,254)	46,025	(94,131)	(48,106)
Technology	4,576	(68,591)	(64,015)	65,365	(59,204)	6,161
Absolute Return (2)	5,368	(3,890)	1,478	1,097	(1)	1,096
Currency Strategies	5,255	(6,211)	(956)	-	(284)	(284)
Equity Long/Short (2)	31,096	(13,517)	17,579	21,940	(957)	20,983
Global Absolute Return	39	(5,917)	(5,878)	5,623	(5,340)	283
Pacific Dynamix - Conservative Growth	236	(7,317)	(7,081)	58,589	(20,381)	38,208
Pacific Dynamix - Moderate Growth	1,812	(8,434)	(6,622)	78,264	(74,666)	3,598
Pacific Dynamix - Growth	14,297	(12,020)	2,277	27,917	(29,133)	(1,216)
Portfolio Optimization Conservative	278,672	(371,978)	(93,306)	207,537	(702,006)	(494,469)
Portfolio Optimization Moderate-Conservative	41,153	(564,920)	(523,767)	111,935	(704,157)	(592,222)
Portfolio Optimization Moderate	101,131	(816,946)	(715,815)	494,612	(2,081,116)	(1,586,504)
Portfolio Optimization Growth	150,990	(703,449)	(552,459)	340,336	(1,299,994)	(959,658)
Portfolio Optimization Aggressive-Growth	494	(303,584)	(303,090)	155,270	(269,919)	(114,649)
PSF DFA Balanced Allocation (1)	8,190	(-)	8,190
Invesco V.I. Balanced-Risk Allocation Series II	11,349	(19,744)	(8,395)	20,573	(44,903)	(24,330)
Invesco V.I. Equity and Income Series II	3,713	(4,600)	(887)	15,583	(829)	14,754
Invesco V.I. Global Real Estate Series II (2)	870	(297)	573	5,057	(2,327)	2,730
American Century VP Mid Cap Value Class II	93,640	(31,800)	61,840	26,520	(127,129)	(100,609)
American Funds IS Asset Allocation Fund Class 4 (2)	125,913	(162,892)	(36,979)	1,157,225	(14,907)	1,142,318
American Funds IS Blue Chip Income and Growth Fund Class 4 (1)	140,820	(22,406)	118,414
American Funds IS Bond Fund Class 4 (1)	37,575	(27,877)	9,698
American Funds IS Capital Income Builder Class 4	6,469	(3,335)	3,134	5,734	(10)	5,724
American Funds IS Global Balanced Fund Class 4 (1)	14,897	(4)	14,893
American Funds IS Global Bond Fund Class 4 (1)	12,941	(4)	12,937
American Funds IS Global Growth and Income Fund Class 4 (3)	2,469	(2)	2,467	19	(19)	-
American Funds IS Global Growth Fund Class 4	6,624	(111,994)	(105,370)	136,884	(13,417)	123,467
American Funds IS Global Small Capitalization Fund Class 4 (2)	121	(680)	(559)	712	(32)	680
American Funds IS Growth Fund Class 4 (2)	37,957	(140,724)	(102,767)	732,480	(25,176)	707,304
American Funds IS Growth-Income Fund Class 4 (2)	32,673	(72,872)	(40,199)	818,405	(25,247)	793,158
American Funds IS High-Income Bond Fund Class 4 (1)	15,992	(20)	15,972
American Funds IS International Fund Class 4	1,671	(2,367)	(696)	153,087	(140,342)	12,745
American Funds IS International Growth and Income Fund Class 4	11,796	(8,260)	3,536	24,981	(16,333)	8,648
American Funds IS Managed Risk Asset Allocation Fund Class P2 (2)	5,675	(5,675)	-	1,824	(1,813)	11
American Funds IS New World Fund Class 4	5,681	(6,595)	(914)	22,888	(4,409)	18,479
American Funds IS U.S. Government/AAA-Rated
Securities Fund Class 4	147,946	(199,445)	(51,499)	120,497	(61,249)	59,248
BlackRock Global Allocation V.I. Class III	16,352	(204,777)	(188,425)	135,803	(320,471)	(184,668)
BlackRock iShares Alternative Strategies V.I. Class I	321	(188)	133	5,238	(170)	5,068
BlackRock iShares Dynamic Allocation V.I. Class I (2)	-	(10)	(10)	457	(17)	440
BlackRock iShares Dynamic Fixed Income V.I. Class I (2)	28,274	(28,558)	(284)	8,503	(256)	8,247
Fidelity VIP Contrafund Service Class 2	56,671	(111,094)	(54,423)	164,017	(84,823)	79,194
Fidelity VIP FundsManager 60% Service Class 2	44	(13,041)	(12,997)	12,435	(986)	11,449
Fidelity VIP Government Money Market Service Class	366,963	(587,188)	(220,225)	1,467,691	(1,435,455)	32,236
Fidelity VIP Strategic Income Service Class 2	13,413	(21,919)	(8,506)	34,959	(10,007)	24,952
First Trust/Dow Jones Dividend & Income Allocation Class I	20,317	(6,317)	14,000	9,506	(5,231)	4,275
Franklin Founding Funds Allocation VIP Class 4	1,905	(15,305)	(13,400)	21,842	(60,470)	(38,628)
Franklin Income VIP Class 2 (3)	5,553	(6)	5,547	965	(965)	-
Frankin Mutual Global Discovery VIP Class 2	13,932	(14,251)	(319)	33,254	(30,031)	3,223
Frankin Rising Dividends VIP Class 2	127,866	(20,410)	107,456	27,397	(35,696)	(8,299)

G-5

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	2016			2015
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Templeton Global Bond VIP Class 2	6,185	(7,844)	(1,659)	14,613	(36,104)	(21,491)
GE Investments Total Return Class 3	2,990	(14,297)	(11,307)	14,018	(35,615)	(21,597)
Ivy Funds VIP Asset Strategy	1,260	(1,137)	123	2,150	(3,968)	(1,818)
Ivy Funds VIP Energy (2)	3,437	(4,093)	(656)	12,380	(4)	12,376
Janus Aspen Series Balanced Service Shares	16,184	(26,561)	(10,377)	100,688	(131,804)	(31,116)
Janus Aspen Series Flexible Bond Service Shares	86,684	(90,903)	(4,219)	14,925	(10,410)	4,515
JPMorgan Insurance Trust Global Allocation Class 2 (2)	-	(2)	(2)	1,871	-	1,871
JPMorgan Insurance Trust Income Builder Class 2 (2)	-	(100)	(100)	4,472	(32)	4,440
ClearBridge Variable Aggressive Growth - Class II (1)	489	(-)	489
Lord Abbett Bond Debenture Class VC	48,460	(53,720)	(5,260)	73,684	(66,694)	6,990
Lord Abbett International Core Equity Class VC	217	(11,678)	(11,461)	21,483	(1,341)	20,142
Lord Abbett Total Return Class VC	84,679	(20,720)	63,959	15,829	(19,833)	(4,004)
MFS Total Return Series - Service Class	12,484	(4,944)	7,540	4,165	(14,888)	(10,723)
MFS Utilities Series - Service Class	45,011	(6,470)	38,541	14,111	(103,628)	(89,517)
Neuberger Berman AMT Absolute Return Multi- Manager Class S (1)	566	(56)	510
Oppenheimer Global Fund/VA Service Shares (1)	2,022	(1)	2,021
Oppenheimer International Growth Fund/VA Service Shares (1)	1,529	(1)	1,528
PIMCO All Asset All Authority - Advisor Class	15,235	(8,881)	6,354	7,572	(19,367)	(11,795)
PIMCO CommodityRealReturn Strategy - Advisor Class	108,168	(348)	107,820	2,607	(1,164)	1,443
VanEck VIP Global Hard Assets Class S	89,089	(31,020)	58,069	33,230	(35,965)	(2,735)

(1)	Operations commenced or resumed during 2016.
(2)	Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).
(3)	Operations commenced or resumed during 2015 and all units were fully redeemed or transferred prior to December 31, 2015. Operations resumed during 2016 (See Financial Highlights for commencement or resumption dates of operations).

G-6

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Semi-Annual Reports as of June 30, 2016

• Pacific Select Fund

• Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Form No.	142-16A